-------------------------
                                                   OMB APPROVAL
                                                   -------------------------
                                                   OMB Number:3235-0307
                                                   Expires: May 31, 2000
                                                   Estimated average
                                                   burden hours per
                                                   response:212.95
                                                   -------------------------



     As filed with the Securities and Exchange Commission on March 31, 2000


                         File Nos. 33-52850 and 811-7242

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933


                         Post-Effective Amendment No. 11


                                       AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 13


                                THE CUTLER TRUST
                               Two Portland Square
                              Portland, Maine 04101
                                 (207) 879-1900

                            D. Blaine Riggle, Esquire
                               Two Portland Square
                              Portland, Maine 04101

                                   Copies to:

                           Joseph R. Fleming, Esquire
                             Dechert Price & Rhoads
                          Ten Post Office Square-South
                                Boston, MA 02109

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


[ ]      immediately upon filing pursuant to Rule 485, paragraph (b)
[x]      on April 1, 2000 pursuant to Rule 485,  paragraph (b)
[ ]      60 days after filing pursuant to Rule 485,  paragraph (a)(1)
[ ]      on  _________________  pursuant to Rule 485,  paragraph  (a)(1)
[ ]      75 days  after  filing  pursuant  to Rule 485, paragraph (a)(2)
[ ]      on  _________________  pursuant to Rule 485, paragraph (a)(2)

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Cutler Core Fund and Cutler Value Fund.

  THE                                             PROSPECTUS
 CUTLER
 TRUST                                            APRIL 1, 2000



THE FUNDS SEEK CURRENT
INCOME AND LONG-TERM
CAPITAL APPRECIATION.


SHARES OF THE FUNDS
ARE OFFERED TO INVESTORS
WITHOUT ANY SALES CHARGE OR
RULE 12B-1 (DISTRIBUTION) FEES.


THE SECURITIES AND EXCHANGE COMMISSION
HAS NOT APPROVED OR DISAPPROVED ANY
FUND'S SHARES OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE.
ANY REPRESENTATION TO THE CONTRAY
IS A CRIMINAL OFFENSE.



                    [Picture Representation of Crater Lake]

TABLE OF CONTENTS



RISK/RETURN SUMMARY                                                            2



PERFORMANCE                                                                    4


FEE TABLES                                                                     6


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS     7



MANAGEMENT                                                                    11


YOUR ACCOUNT                                                                  14

   HOW TO CONTACT THE FUNDS                                                  14
   GENERAL INFORMATION                                                       14
   BUYING SHARES                                                             15
   SELLING SHARES                                                            19
   EXCHANGE PRIVILEGES                                                       21
   RETIREMENT ACCOUNTS                                                       22

OTHER INFORMATION                                                             23


FINANCIAL HIGHLIGHTS                                                          25

RISK/RETURN SUMMARY

[Margin Callout: CONCEPTS TO UNDERSTAND]

VALUE INVESTING means to invest in stocks whose market valuations are low relative to their historic valuations and/or comparable companies

PRICE/EARNINGS RATIO means the ratio of a company's current market price divided by the previous 12 months' earnings per share

CASH FLOW means the measurement of cash gained or lost during an accounting period adjusted for any previous non-cash transactions


INVESTMENT GOAL The investment goal of both Funds, as managed by their investment adviser, Cutler & Company, LLC (the "Adviser"), is current income and long-term capital appreciation.

CUTLER CORE FUND


PRINCIPAL INVESTMENT STRATEGY The Fund invests in stocks of U.S. companies, with a market value of at least $1 billion, that the Adviser considers undervalued with respect to the stock's growth prospects relative to the general market.


CUTLER VALUE FUND


PRINCIPAL INVESTMENT STRATEGY The Fund uses a value investing style by investing primarily in the stocks of U.S. companies, with annual sales, assets and market value of at least $1 billion, that the Adviser considers under-priced relative to comparable securities determined by price/earnings ratios, cash flows or other measures.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS


You could lose money on your investment in the Funds, or the Funds could under-perform other investments, if any of the following occurs:

     o   The stock market goes down
     o The stock market continues to undervalue the stocks in the Funds' portfolios
     o   The Adviser's judgment as to the value of a stock proves to be wrong

An investment in the Funds is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS

You may want to purchase shares of the Funds if:

     o You are willing to tolerate significant changes in the value of your investment
     o    You are  pursuing  a  long-term  goal
     o You are willing to accept higher short-term risk for potential long-term returns

The Funds may NOT be appropriate for you if:

     o You want an investment that pursues market trends or focuses only on particular sectors or industries
     o    You need  regular  income or  stability of principal
     o    You are pursuing a short-term goal or investing emergency reserves

PERFORMANCE

The following charts illustrate the variability of the Funds' returns. These charts and the following tables provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from year to year and how the Funds' returns compare to a broad measure of market performance. PERFORMANCE INFORMATION REPRESENTS ONLY PAST PERFORMANCE AND DOES NOT NECESSARILY INDICATE FUTURE RESULTS.

The following charts show the annual total returns of the Funds for each full calendar year the Funds have operated.

CUTLER CORE FUND

[EDGAR Representation of Bar Chart]
1993      6.15%
1994      -2.89%
1995      34.42%
1996      18.28%
1997      33.35%
1998      21.47%
1999      15.19%

During the periods shown in the chart, the highest quarterly return was 17.84% (for the quarter ended December 31, 1998) and the lowest quarterly return was -7.76% (for the quarter ended September 30, 1998).

CUTLER VALUE FUND
[EDGAR Representation of Bar Chart]
1993      5.94%
1994      0.81%
1995      33.20%
1996      16.89%
1997      33.25%
1998      17.97%
1999      3.28%

During the periods shown in the chart, the highest quarterly return was 16.27% (for the quarter ended June 30, 1997) and the lowest quarterly return was -9.48% (for the quarter ended September 30, 1998).


The following table compares the Funds' average annual total returns as of December 31, 1999 to the S&P 500 Index.



                               CUTLER             CUTLER             S&P 500

YEAR(S)                       CORE FUND         VALUE FUND            INDEX
1 Year                         15.19%              3.28%             21.04%
5 Years                        24.30%             20.38%             28.54%
Since Inception (12/30/92)     17.14%             15.09%             21.52%


The S&P 500(R) Index is the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stock. The index figures assume reinvestment of all dividends paid by stocks included in the index.

Fee Tables

The following tables describe the various fees and expenses that you will bear if you invest in the Funds.

SHAREHOLDER FEES
(fees paid directly from your investment)
     Maximum Sales Charge (Load) Imposed on Purchases                       None
     Maximum Deferred Sales Charge (Load)                                   None
     Maximum Sales Charge (Load) Imposed on Reinvested Distributions        None
     Redemption Fee                                                         None
     Exchange Fee                                                           None

ANNUAL FUND OPERATING EXPENSES(1)
(expenses that are deducted from Fund assets)
CUTLER CORE FUND
     Advisory Fees                                                         0.75%
     Other Expenses                                                        0.32%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.07%
CUTLER VALUE FUND
     Advisory Fees                                                         0.75%
     Other Expenses                                                        0.45%
     TOTAL ANNUAL FUND OPERATING EXPENSES                                  1.20%

(1) Based on amounts incurred during the Funds' last fiscal year stated as a percentage of net assets.

EXAMPLE


The following is a hypothetical example intended to help you compare the cost of investing in each Fund to the cost of investing in other mutual funds. This example assumes a $10,000 investment in each Fund, a 5% annual return, the Fund's operating expenses remain the same as stated in the table above, reinvestment of all distributions and redemption at the end of each period. Although your actual costs may be higher or lower, under these assumptions your costs would be:

                         1 YEAR        3 YEARS        5 YEARS       10 YEARS

CUTLER CORE FUND          $109           $340          $590          $1,306
CUTLER VALUE FUND         $122           $381          $660          $1,455

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

CUTLER CORE FUND

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES



In seeking to meet its investment objective, the Fund invests in stocks that the Adviser considers undervalued with respect to their growth prospects relative to the general market. In order to facilitate this selection process, the Fund will only purchase U.S. exchange-traded companies that, in the Adviser's opinion, are leaders in their industry, have wide ownership among major institutional investors and very liquid markets, and have a market value of at least $1 billion. The Fund will also only invest in companies that have senior debt rated "investment grade. " Investment grade is generally defined as a bond rating of at least Baa or BBB- by the relevant rating organizations. The Fund's portfolio will, under normal conditions, be comprised of at least 25 stocks, of which at least 75% will be dividend-paying.


CUTLER VALUE FUND

INVESTMENT OBJECTIVE


The investment objective of the Fund is current income and long-term capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES


In seeking to meet its investment objective, the Fund expects that for most periods substantially all of its total assets will be invested according to the Adviser's value investing style in a diversified portfolio of stocks judged by the Adviser to have favorable value to price characteristics relative to their historic valuations and/or comparable companies.

Factors deemed particularly relevant in determining fundamental value include price/earnings ratios, earnings and price histories, balance sheet characteristics and perceived management skills. Changes in economic and political outlooks, as well as individual corporate developments, can influence specific security prices. The Adviser chooses investments in stocks of companies that have annual sales, assets and market value of at least $1 billion and, in the Adviser's opinion, have wide ownership among major institutional investors and very liquid markets.

INVESTMENT POLICIES FOR BOTH FUNDS


The Adviser uses "top-down" and "bottom-up" approaches and investment selections are made using a rigorous fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return on a three to five year holding period.


The Adviser will sell securities for any one of three possible reasons. A stock may be sold:

     o when it exceeds the Adviser's price target. Active price targets are maintained on all portfolio holdings.
     o when a similar company is found by the Adviser to have better potential for price appreciation.
     o if the industry moves in an unforeseen direction which negatively impacts the positioning of a particular investment or if the company itself develops a deterioration in its strategy, execution or industry positioning. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.


TEMPORARY DEFENSIVE MEASURES

A Fund may assume a temporary defensive position and invest without limit in cash or prime cash equivalents in order to respond to adverse market, economic or other conditions. As a result of taking a temporary defensive position, a Fund may not achieve its investment objective.

PRINCIPAL INVESTMENT RISKS

There is no assurance that either Fund will achieve its investment objective, and a Fund's net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in a Fund may be worth more or less than its original value. No Fund, by itself, provides a complete investment program.

All investments made by the Funds have some risk. Among other things, the market value of any security in which the Funds may invest is based upon the market's perception of value and not necessarily the book value of an issuer or other objective measures of the issuer's worth.

The Funds may be appropriate investments if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Funds hold. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style for either or both Funds could fall out of favor with the market. For the most part, the portfolio of Cutler Core Fund is comprised of larger companies. Therefore, if smaller companies outperform larger companies, Cutler Core Fund could under-perform broader equity indexes.

Likewise, if value stocks decrease in value, there could be a corresponding drop in the net asset value of Cutler Value Fund.

It is not the Funds' intent, nor has it been their practice, to engage in active and frequent trading of its securities. This type of trading could increase the amount of capital gains realized by the Funds and total securities transactions costs. The Funds may hold cash or cash equivalents such as high quality, short-term money market instruments pending investment to retain flexibility in meeting redemptions and paying expenses.

MANAGEMENT


The business of the Funds is managed under the direction of the Board of Trustees (the "Board") of The Cutler Trust. The Board formulates the general policies of the Funds and meets periodically to review the Funds' performance, monitor investment activities and practices and to discuss other matters affecting the Funds. Additional information regarding the Board, as well as executive officers, may be found in the Statement of Additional Information ("SAI").


THE ADVISER

Cutler & Company, LLC, 503 Airport Road, Medford, Oregon 97504 serves as investment adviser to the Funds. The Adviser makes investment decisions for the Funds subject to the general control of the Board. The Adviser received an advisory fee at an annual rate of 0.75% of the average daily net assets of the Funds during its most recent fiscal year.


The  Adviser  (and  its   predecessors-in-interest)   has  provided   investment
management services since 1977. As of March 1, 2000, the Adviser had over $1.6 billion in assets under management.


PORTFOLIO MANAGERS

The portfolio managers of the Funds are responsible for the day-to-day investment policy, portfolio management and investment research for the Funds. Their business experience and educational backgrounds are as follows:

JOHN A. NYHEIM, the Co-Portfolio Manager for Cutler Core Fund, received his B.A. from U.C. Berkeley and his M.A. in Economics from Yale University. From 1969 to 1993, he was a partner and portfolio manager for Wellington Investment Advisors. In 1994, he formed Nyheim & Associates, an investment firm. Mr. Nyheim has been a senior portfolio manager with the Adviser since 1996.

MICHAEL A. KIJESKY, CFA, the Co-Portfolio Manager for Cutler Core Fund, received his B.S. and M.B.A. in Finance from Lehigh University in 1997. From 1992 to
1996, he was a chemical engineer for the Rohm and Haas Company. From 1996 to 1998, Mr. Kijesky was a financial analyst in the Industrial Gases and Chemical Division of Air Products and Chemicals, Inc. Mr. Kijesky joined the Adviser as a senior equity analyst in June 1998.

ROBERT W. LAMBERTI, CFA, the Portfolio Manager for Cutler Value Fund, received his B.S. from Purdue University and M.B.A. in Finance from Temple University in 1995. From 1993 to 1995, he was an economic analyst and treasury analyst for the Rohm and Haas Company. From 1995 to 1997, Mr. Lamberti was a senior financial analyst in the Emulsion Polymers Division of Air Products and Chemicals, Inc. From 1997 to April 1998, he was a senior analyst for Valuation Research Corporation. Mr. Lamberti joined the Adviser as an assistant portfolio manager in April 1998.

OTHER SERVICE PROVIDERS


The Forum Financial Group of companies ("Forum") provide various services to the Funds. As of December 31, 1999, Forum provided administration and distribution services to investment companies and collective investment funds with assets of approximately $71 billion.

Forum Fund Services, LLC, a registered broker-dealer and member of the National Association of Securities Dealers, Inc., is the distributor (principal underwriter) of the Funds' shares. The distributor acts as the agent of the Funds in connection with the offering of shares of the Funds. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of shares of the Funds.

Forum Shareholder Services, LLC (the "Transfer Agent") is the Funds' transfer agent.

YOUR ACCOUNT


[Margin Callout: HOW TO CONTACT THE FUNDS]

WRITE TO US AT:
   The Cutler Trust
   P.O. Box 446
   Portland, ME  04112


OVERNIGHT ADDRESS:
   The Cutler Trust
   Two Portland Square
   Portland, Maine 04101


TELEPHONE US TOLL-FREE AT:
   (888) CUTLER4
   (888) 288-5374

WIRE INVESTMENTS (OR ACH
PAYMENTS) TO US AT:
   Bankers Trust Company
   New York, New York
   ABA #021001033
   FOR CREDIT TO:
   Forum Shareholder Services, LLC
   Account #01-465-547
   The Cutler Trust: (Name of Fund)
   (Your Name)
   (Your Account Number)

GENERAL INFORMATION

You pay no sales charge to purchase or sell (redeem) shares of the Funds. The Funds purchase or sell shares at the net asset value per share, or NAV, next calculated after the Transfer Agent receives your request in proper form. For instance, if the Transfer Agent receives your purchase request in proper form prior to 4 p.m. eastern time, your transaction will be priced at that day's NAV. If the Transfer Agent receives your purchase request after 4 p.m., your transaction will be priced at the next business day's NAV. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

The Funds do not issue share certificates.

You will receive monthly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmation.

The Funds may temporarily suspend (during unusual market conditions) or discontinue any service or privilege.

WHEN AND HOW NAV IS DETERMINED Each Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., eastern time) on each weekday except days when the New York Stock Exchange is closed. The time at which NAV is calculated may be changed in case of an emergency or if the New York Stock Exchange closes early. Each Fund's NAV is determined by taking the market value of all securities owned by the Fund (plus all other assets such as cash), subtracting all liabilities and then dividing the result (net assets) by the number of shares outstanding. Each Fund values securities for which market quotations are readily available at current market value. If market quotations are not readily available, securities are valued at fair value as determined by the Board.

TRANSACTIONS THROUGH THIRD PARTIES If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Funds. Banks, brokers, retirement plans and financial advisers may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your financial institution or retirement plan for further information.

BUYING SHARES


HOW TO MAKE PAYMENTS All investments must be in U.S. dollars and checks must be drawn on U.S. banks.

         CHECKS For individual, Uniform Gift to Minors Act ("UGMA") or Uniform Transfers to Minors Act ("UTMA") accounts, the check must be made payable to "The Cutler Trust" or to one or more owners of the account and endorsed to "The Cutler Trust." For all other accounts, the check must be made payable on its face to "The Cutler Trust". No other method of check payment is acceptable (for instance, you may not pay by travelers' check).

         PURCHASES BY AUTOMATED CLEARING HOUSE ("ACH") This service allows the purchase of additional shares through an electronic transfer of money from a checking or savings account. When an additional purchase is made by telephone, the Transfer Agent will automatically debit your pre-designated bank account for the desired amount. You may call (888) CUTLER4 to request an ACH transaction.

         WIRES Instruct your financial institution to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS The Funds accept payments in the following minimum amounts:

                                   MINIMUM INITIAL INVESTMENT      MINIMUM ADDITIONAL INVESTMENT
Standard Account                              $25,000                           None
Traditional and Roth IRA Accounts              $2,000                           None
Systematic Investment Plans                   $25,000                           $100
Exchange Privileges                            $2,500                           None

The Adviser or the Funds' administrator may, at its discretion, waive the above investment minimums.

ACCOUNT REQUIREMENTS

                  TYPE OF ACCOUNT                                        REQUIREMENTS
INDIVIDUAL, SOLE PROPRIETORSHIP AND JOINT ACCOUNTS   o    Instructions must be signed by all persons
Individual accounts are owned by one person, as           required to sign (you choose who must sign)
are sole proprietorship accounts.  Joint accounts         exactly as their names appear on the account
can have two or more owners (tenants)
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)           o    Depending on state laws, you can set up a
These custodial accounts provide a way to give            custodial account under the UGMA or the UTMA
money to a child and obtain tax benefits.  You can   o    The trustee must sign instructions in a
give up to $10,000 a year per child without paying        manner indicating trustee capacity
Federal gift tax
BUSINESS ENTITIES                                    o    For entities with officers, provide an
                                                          original or certified copy of a resolution that
                                                          identifies the authorized signers for the
                                                          account
                                                     o    For entities with partners or other interested
                                                          parties, provide a certified  partnership
                                                          agreement or organizational document, or
                                                          certified pages from the partnership agreement
                                                          or organizational document, that identify the
                                                          partners or interested parties
TRUSTS                                               o    The trust must be established before an
                                                          account can be opened
                                                     o    Provide a certification for trust, or the
                                                          pages from the trust document that identify the
                                                          trustees

                                       16

INVESTMENT PROCEDURES

                 TO OPEN AN ACCOUNT                                  TO ADD TO YOUR ACCOUNT
BY CHECK                                               BY CHECK
o        Call or write us for an account application   o       Fill out an investment slip from a
o        Complete the application                              confirmation statement OR
o        Mail us your application and a check          o       Write a letter to us
                                                       o       Mail us the slip (or your letter) and a
                                                               check
                                                       o       Write your account number on your check
BY WIRE                                                BY WIRE
o        Call or write us for an account application   o       Call to notify us of your incoming wire
o        Complete the application                      o       Instruct your bank to wire your money to
o        Call us and you will be assigned an account           us
         number
o        Mail us your application
o        Instruct your bank to wire your money to us
BY ACH PAYMENT                                         BY SYSTEMATIC INVESTMENT
o        Call or write us for an account application   o       Complete the Systematic Investment
o        Complete the application                              section of the application
o        Call us and you will be assigned an account   o       Attach a voided check to your application
         number                                        o       Mail us the completed application and the
o        Mail us your application                              voided check
o        Make an ACH payment

SYSTEMATIC INVESTMENTS You may invest a specified amount of money in a Fund once or twice a month on specified dates. These payments are taken from your bank account by ACH payment. Systematic investments must be for at least $100.

LIMITATIONS ON PURCHASES The Funds reserve the right to refuse any purchase (including exchange) request, particularly requests that could adversely affect the Funds or their operations. This includes those from any individual or group who, in the Funds' view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the Funds within a calendar year).

CANCELED OR FAILED PAYMENTS The Funds accept checks and ACH transfers at full value subject to collection. If your payment for shares is not received or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by a Fund or the Transfer Agent, and the Fund may redeem other shares you own in the account as reimbursement. The Funds and their agents have the right to reject or cancel any purchase, exchange or redemption due to nonpayment.

SELLING SHARES

The Funds process redemption orders promptly. You will generally receive redemption proceeds within a week. Delays may occur in cases of very large redemptions, excessive trading or during unusual market conditions. If a Fund has not yet collected payment for the shares you are selling, however, it may delay sending redemption proceeds for up to 15 calendar days.

                        TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
o Prepare a written request including:
  o Your name(s) and signature(s)
  o Your account number
  o The Fund name
  o The dollar amount or number of shares you want to sell
  o How and where to send your  proceeds
o Obtain a  signature  guarantee  (if  required)
o Obtain  other documentation  (if required)
o Mail us your request and  documentation
BY WIRE
o Wire requests are only available if:
 o You have not declined wire redemption privileges on your account application AND
 o Your  request is for  $10,000 or more
o Call us with your request (if you have not declined telephone redemption privileges) (See "By Telephone") OR
o Mail us your request (See "By Mail")
BY TELEPHONE
o Telephone requests are only available if you have not declined telephone redemption privileges
o Call us with  your  request
o Provide  the  following information:
  o Your account number
  o Exact  name(s)  in  which  account  is  registered
  o Additional   forms  of identification
o Your proceeds will be:
  o Mailed to you OR
  o Wired to you (if you have not declined wire redemption privileges) (See "By Wire")
SYSTEMATICALLY
o Complete  the  systematic  withdrawal  section of the application
o Attach a voided check to your application
o Mail us your completed application

TELEPHONE REDEMPTION PRIVILEGES You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

WIRE REDEMPTION PRIVILEGES You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount you may redeem by wire is $10,000. If you wish to make your wire request by telephone, you must also have telephone redemption privileges.

SYSTEMATIC REDEMPTION If you own shares of the Fund with an aggregate value of at least $10,000, you may request a specified amount of money from your account once a month or once a quarter on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic redemptions must be for at least $100.

SIGNATURE GUARANTEE REQUIREMENTS To protect you and the Funds against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain one from most banking institutions or securities brokers, but not from a notary public. For requests made in writing a signature guarantee is required for any of the following:

     o    Sales of over $50,000 worth of shares
     o    Changes to a shareholder's record name
     o    Redemption   from  an  account   for  which  the  address  or  account
          registration has changed within the last 30 days
     o Sending redemption proceeds to any person, address, brokerage firm or bank account not on record
     o    Sending   redemption   proceeds   to  an  account   with  a  different
          registration (name or ownership) from yours

     o    Changes  to  systematic   investment  or   withdrawal,   distribution,
          telephone redemption or exchange option or any other election in connection with your account

SMALL ACCOUNTS If the value of your Fund account falls below $10,000 (not including IRAs), the Fund may ask you to increase your balance. If the account value is still below $10,000 after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below $10,000 solely as a result of a reduction in your account's market value.

REDEMPTION IN KIND The Funds reserve the right to pay redemption proceeds in portfolio securities rather than cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect Fund operations (for example, if it represents more than 1% of the Fund's assets).

LOST ACCOUNTS The Transfer Agent will consider your account lost if correspondence to your address of record is returned as undeliverable, unless the Transfer Agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Funds. In addition, the amount of any outstanding (unpaid for six months or more) checks for distributions that have been returned to the Transfer Agent will be reinvested and the checks will be canceled.

EXCHANGE PRIVILEGES


You may sell your Fund shares and buy shares of the other Fund, also known as an exchange, by telephone or in writing. You may exchange Fund shares for Investors Bond Fund or Daily Assets Government Fund (series of Forum Funds). The minimum amount that is required to open an account in the Fund through an exchange with another fund is $2,500. Because exchanges are treated as a sale and purchase, they may have tax consequences. There is no charge for the exchange privilege or limitation as to frequency of exchanges.

REQUIREMENTS You may make exchanges only between identically registered accounts (name(s), address and taxpayer ID number). There is currently no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any fraudulent telephone order as long as the Transfer Agent takes reasonable measures to verify the order.

                                 HOW TO EXCHANGE
BY MAIL
o  Prepare a written request including:
   o  Your name(s) and signature(s)
   o  Your account number
   o  The names of the funds out of and into which you are exchanging
   o  The dollar amount or number of shares you want to exchange
o If opening a new account, complete an account application if you are requesting different shareholder privileges
o  Mail us your request and documentation
BY TELEPHONE
o Call us with your request (unless you declined telephone redemption privileges on your account application)
o  Provide the following information:
   o  Your account number
   o  Exact name(s) in which account is registered
   o  Additional form of identification

RETIREMENT ACCOUNTS

The Funds offer IRA accounts, including traditional and Roth IRAs. Fund shares may also be an appropriate investment for other retirement plans. Before investing IRA or other retirement plan assets in Fund shares, you should consult your tax adviser. Whenever making an investment with IRA assets, be sure to indicate the year for which the contribution is made.

Other Information

DISTRIBUTIONS

Each Fund distributes its net investment income quarterly. Any net capital gain realized by a Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

Distributions of net investment income or short-term capital gain are taxable to you as ordinary income. A portion of the dividends paid by a Fund may be eligible for the dividends-received deduction for corporate shareholders. Distributions of long-term capital gain are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local taxes.

All distributions reduce the net asset value of a Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment. The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against your U.S. Federal income tax liability.

The Funds will mail reports containing information about a Fund's distributions during the year to you after December 31 of each year. Consult your tax adviser about the Federal, state and local tax consequences in your particular circumstances.

ORGANIZATION

The Cutler Trust is a Delaware business trust registered with the U.S. Securities and Exchange Commission as an open-end, management investment company (a "mutual fund"). The Funds are the only two series of The Cutler Trust. It is not intended that meetings of shareholders be held except when required by Federal or Delaware law and all shareholders of each Fund are entitled to vote at shareholders' meetings unless a matter is determined to affect only a specific Fund (such as approval of an advisory agreement for a Fund). From time to time, large shareholders may control a Fund.

CORE AND GATEWAY(R)

Each Fund may seek to achieve its investment objective by investing all of its assets in shares of another diversified, open-end management investment company that have corresponding investment objectives and investment policies to those of the Fund.

FINANCIAL HIGHLIGHTS


The following tables are intended to help you understand each Fund's financial performance for the past five and a half years. Certain information reflects financial results for a single share of a Fund. Total return in the tables represents the rate an investor would have earned (or lost) on an investment in the applicable Fund (assuming the reinvestment of all distributions). The information for the fiscal years ended June 30 from 1995 to 1999 have been audited by Deloitte & Touche LLP. The information for the six months ended December 31, 1999 has not been audited by Deloitte & Touche LLP. The Funds' financial statements and the auditor's report are included in the Annual Report, which is available upon request, without charge.

                                      SIX MONTH
CUTLER CORE FUND                     PERIOD ENDED                         YEAR ENDED
                                     DECEMBER 31,                          JUNE 30,
                                         1999
                                     (UNAUDITED)     1999        1998        1997        1996        1995

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value              $15.71       $17.60      $16.06      $12.95      $10.96       $9.56
Income From Investment Operations
     Net investment income               0.04         0.12        0.19        0.24        0.35        0.36(a)
     Net gain (loss) on securities       1.25
         (realized and unrealized)                    2.06        3.05        4.30        2.13        1.40
Total From Investment Operations         1.29         2.18        3.24        4.54        2.48        1.76
Less Distributions
     From net investment income        (0.04)       (0.12)      (0.19)      (0.24)      (0.35)      (0.34)
     From capital gain                 (0.96)       (3.95)      (1.51)      (1.19)      (0.14)      (0.02)
Total Distributions                    (1.00)       (4.07)      (1.70)      (1.43)      (0.49)      (0.36)
Ending Net Asset Value                 $16.00       $15.71      $17.60      $16.06      $12.95      $10.96

OTHER INFORMATION
Ratios to Average Net Assets

     Expenses                           1.11%        1.07%       1.10%       1.17%       0.98%       0.97%
     Net investment income              0.56%        0.76%       1.14%       1.67%       2.81%       3.49%
Total Return                            8.42%       15.48%      21.60%      37.65%      22.93%      18.63%
Portfolio Turnover Rate                   17%          59%        119%         23%         57%         43%
Net  Assets  at  End of  Period       $75,567      $74,499     $77,482     $62,523     $46,285     $41,470
    (in thousands)


(a)      Calculated using the weighted average number of shares outstanding.


                                       25


                                      SIX MONTH
CUTLER VALUE FUND                    PERIOD ENDED                         YEAR ENDED
                                     DECEMBER 31,                          JUNE 30,
                                         1999
                                      (UNAUDITED)    1999        1998        1997        1996        1995

SELECTED DATA FOR A SINGLE SHARE

Beginning Net Asset Value               $18.93      $21.02      $18.33      $14.18      $11.71       $9.78
Income From Investment Operations
     Net investment income                0.07        0.14        0.13        0.18        0.21        0.24(a)
     Net gain (loss) on securities
         (realized and unrealized)      (1.85)        2.73        4.19        4.20        2.47        1.92
Total From Investment Operations        (1.78)        2.87        4.32        4.38        2.68        2.16
Less Distributions
     From net investment income         (0.07)      (0.14)      (0.13)      (0.18)      (0.21)      (0.23)
     From capital gain                  (7.18)      (4.82)      (1.50)      (0.05)        0.00        0.00
Total Distributions                     (7.25)      (4.96)      (1.63)      (0.23)      (0.21)      (0.23)
Ending Net Asset Value                   $9.90      $18.93      $21.02      $18.33      $14.18      $11.71

OTHER INFORMATION
Ratios to Average Net Assets

     Expenses                            1.24%       1.20%       1.24%       1.25%       1.05%(b)    1.00%(b)
     Net investment income               0.95%       0.80%       0.65%       1.15%       1.65%       2.20%
Total Return                           (8.64%)      18.10%      24.90%      31.18%      23.01%      22.33%
Portfolio Turnover Rate                    29%        110%         50%          4%          9%         23%
Net  Assets  at  End of  Period        $32,027     $40,125     $41,085     $35,277     $30,248     $21,890
     (in thousands)


(a)      Calculated using the weighted average number of shares outstanding.
(b) In the absence of expense reimbursements and fee waivers, the ratios would have been 1.13% in 1996 and 1.23% in 1995.

  FOR MORE INFORMATION                                                                     THE
                                                                                       CUTLER TRUST
         The following documents are available free upon request:

                                                                                     Cutler Core Fund
                          ANNUAL/SEMI-ANNUAL REPORTS                                 Cutler Value Fund
  Additional information about the Funds' investments is available in the
   Funds' annual and semi-annual reports to shareholders. In the Funds'
     annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

                      STATEMENT OF ADDITIONAL INFORMATION
   ("SAI") The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

                            CONTACTING THE FUNDS
       You can get free copies of both reports and the SAI, request other information and discuss your questions about the Funds by contacting your broker or the Funds at:

                      Forum Shareholder Services, LLC
                               P. O. Box 446
                           Portland, Maine 04112                                     THE CUTLER TRUST
                               (888) CUTLER4                                           P.O. Box 446
                              (888) 288-5374                                        Portland, ME 04112
                                                                                       (888) CUTLER4
              SECURITIES AND EXCHANGE COMMISSION INFORMATION                          (888) 288-5374
  You can also review the Funds' reports and SAIs at the Public Reference
 Room of the Securities and Exchange Commission. You can get copies, for a

                     fee, by writing to the following:                              INVESTMENT ADVISER
                                                                                   Cutler & Company, LLC
                           Public Reference Room                                     503 Airport Road
                    Securities and Exchange Commission                             Medford, Oregon 97504
                        Washington, D.C. 20549-6009                                   (504) 770-9000
                    E-mail address: publicinfo@sec.gov                                (800) 228-8537


                                                                                         Web Site:
 Information  on the hours of  operation  of the  Public  Reference  Room may      http://www.cutler.com
            be obtained by calling the Commission at (202) 942-8090.
             Free copies of the reports and SAIs are available from
            the Commission's Internet website at http://www.sec.gov.



                 Investment Company Act File No. 811-7242.

                                          STATEMENT OF ADDITIONAL INFORMATION


                                          April 1, 2000













FUND INFORMATION:                            CUTLER CORE FUND

The Cutler Trust                             CUTLER VALUE FUND
P.O. Box 446
Portland, ME  04112
(888) CUTLER4
http://www.cutler.com

INVESTMENT ADVISER:

Cutler & Company, LLC
503 Airport Road
Medford, Oregon  97504
(541) 770-9000
(800) 228-8537

ACCOUNT INFORMATION
AND SHAREHOLDER SERVICES:

Forum Shareholder Services, LLCSM
Two Portland Square
Portland, Maine  04101
Toll free (888) CUTLER4




         This Statement of Additional Information, or SAI, supplements the Prospectus dated October 31, 1999, as may be amended from time to time, offering shares of the Cutler Core Fund and the Cutler Value Fund (each a "Fund" and collectively the "Funds"), two portfolios of The Cutler Trust (the "Trust"). This SAI is not a prospectus and should only be read in conjunction with the prospectus. The Prospectus may be obtained by an investor without charge by contacting the Trust's Shareholder Servicing Agent at the address listed above.

         Financial Statements for the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders, are incorporated into this SAI by reference. Copies of the Annual Report may be obtained, without charge, upon request by contacting shareholder services at the address or telephone number listed above.

TABLE OF CONTENTS


1.  INVESTMENT POLICIES AND RISKS                                            3



2.  INVESTMENT LIMITATIONS                                                   5



3.  PERFORMANCE DATA AND ADVERTISING                                         7



4.  MANAGEMENT                                                              11



5.  PORTFOLIO TRANSACTIONS                                                  17



6.  ADDITIONAL PURCHASE AND REDEMPTION INFORMATION                          20



7.  TAXATION                                                                22



8.  OTHER MATTERS                                                           26



APPENDIX A   DESCRIPTION OF SECURITIES RATINGS                             A-1



APPENDIX B   MISCELLANEOUS TABLES                                          B-2



APPENDIX C  PERFORMANCE DATA                                               C-1

GLOSSARY


         "Adviser" means Cutler & Company, LLC

         "Board" means the Board of Trustees of the Trust.

         "Code" means the Internal Revenue Code of 1986, as amended.

         "Custodian" means Forum Trust, LLC, custodian of the Funds' assets.

         "FAdS" means Forum Administrative  Services,  LLC, administrator of the
          Funds.

         "Fitch" means Fitch IBCA, Inc.

         "FAcS" means Forum Accounting Services, LLC, fund accountant of the Funds.

         "FFS" means Forum Fund Services, LLC, distributor of the Funds' shares.

         "Funds" means the Cutler Core Fund and the Cutler Value Fund

         "Moody's" means Moody's Investors Service, Inc.

         "NAV" means net asset value.

         "NRSRO" means a nationally recognized statistical rating organization.

         "SEC" means the U.S. Securities and Exchange Commission.

         "S&P" means Standard & Poor's Corporation.

         "Transfer Agent" means Forum Shareholder Services, LLC, the transfer agent and distribution disbursing agent of the Funds.

         "Trust" means The Cutler Trust.

         "U.S. Government Securities" means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         "U.S. Treasury Securities" means obligations issued or guaranteed by the U.S. Treasury.

         "1933 Act" means the Securities Act of 1933, as amended.

         "1940 Act" means the Investment Company Act of 1940, as amended.

1.       INVESTMENT POLICIES AND RISKS

         The following discussion supplements the disclosure in the Prospectus about the Funds' investment techniques, strategies and risks. The Funds are designed for investment of that portion of an investor's assets that can appropriately bear the special risks associated with certain types of investments (e.g., investments in equity securities). The Funds expect that for most periods, a substantial portion, if not all, of their assets will be invested in diversified portfolios of common stocks judged by the Adviser to have favorable value to price characteristics.

A.       SECURITY RATINGS INFORMATION

The Funds may invest in fixed income securities. The Funds' investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that each Fund holds. The Funds will invest primarily in "investment grade" securities. "Investment grade" means rated in the top four long-term rating categories or top two short-term rating categories by an NRSRO, or unrated and determined by the Adviser to be of comparable quality. The lowest long-term ratings that are investment grade for corporate bonds, including convertible bonds, are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; for preferred stock are "Baa" in the case of Moody's and "BBB" in the case of S&P and Fitch; and for short-term debt, including commercial paper, are Prime-2 (P-2) in the case of Moody's, "A-2" in the case of S&P and "F-2" in the case of Fitch.

Unrated securities may not be as actively traded as rated securities. A Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, the sale of a downgraded security may result in a loss.

Moody's, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI. The Funds may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by a Fund (neither event requiring the sale of such security by a Fund), the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings. An issuer's current financial condition may be better or worse than a rating indicates.

B.       TEMPORARY DEFENSIVE POSITION

Each Fund may assume a temporary defensive position and may invest without limit in commercial paper and other money market instruments that are of prime quality. Prime quality instruments are those instruments that are rated in one of the two highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which a Fund may invest include short-term U.S. Government Securities ,interest-bearing savings deposits and certificates of deposit of domestic commercial banks and money market mutual funds. The Funds may only invest in money market mutual funds to the extent permitted by the 1940 Act.

The money market instruments in which the Funds may invest may have variable or floating rates of interest. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

C.       CONVERTIBLE SECURITIES

The Funds may invest in convertible securities.

1.   IN GENERAL

Convertible securities, which include convertible debt, convertible preferred stock and other securities exchangeable under certain circumstances for shares of common stock, are fixed income securities or preferred stock which generally may be converted at a stated price within a specific amount of time into a specified number of shares of common stock. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Before conversion, convertible securities have characteristics similar to nonconvertible debt securities or preferred equity in that they ordinarily provide a stream of income with generally higher yields than do those of common stocks of the same or similar issuers. These securities are usually senior to common stock in a company's capital structure, but usually are subordinated to non-convertible debt securities.

Convertible securities have unique investment characteristics in that they generally have higher yields than common stocks, but lower yields than comparable non-convertible securities. Convertible securities are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics; and they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

2.   RISKS

Investment in convertible securities generally entails less risk than investment in the issuer's common stock. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

3.   VALUE OF CONVERTIBLE SECURITIES

The value of a convertible security is a function of its "investment value" and its "conversion value". The investment value of a convertible security is determined by comparing its yield with the yields of other securities of comparable maturity and quality that do not have a conversion privilege. The conversion value is the security's worth, at market value, if converted into the underlying common stock. The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may affect the convertible security's investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value and generally the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. In addition, a convertible security generally will sell at a premium over its conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security.

2.       INVESTMENT LIMITATIONS

For purposes of all investment policies of the Funds: (1) the term 1940 Act includes the rules thereunder, SEC interpretations and any exemptive order upon which the Funds may rely; and (2) the term Code includes the rules thereunder, IRS interpretations and any private letter ruling or similar authority upon which the Funds may rely.

Except as required by the 1940 Act, if a percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Funds' assets, the change in status of a security or purchases and redemptions of Fund shares will not be considered a violation of the limitation.

A fundamental policy of a Fund cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. The Board may change a nonfundamental policy of the Funds without shareholder approval.

A.       FUNDAMENTAL LIMITATIONS

Each Fund's investment objective is considered fundamental. In addition, each Fund has adopted the following investment limitations, which are fundamental policies of the Fund. Each Fund may not:

1.    DIVERSIFICATION

With respect to 75% of its assets, purchase a security other than an obligation issued or guaranteed as to principal and interest by the United States Government, its agencies or instrumentalities ("U.S. Government Securities") if, as a result, more than 5% of the Fund's total assets would be invested in the securities of a single issuer.

2.   CONCENTRATION

Purchase a security other than a U.S. Government Security if, immediately after the purchase, more than 25% of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry.

3.   UNDERWRITING ACTIVITIES

Underwrite securities of other issuers, except to the extent that the Fund may be considered to be acting as an underwriter in connection with the disposition of portfolio securities.

4.   PURCHASES AND SALES OF REAL ESTATE

Purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

5. PURCHASES AND SALES OF COMMODITIES AND OPTIONS; BORROWING; FOREIGN SECURITIES AND MARKETS; MARGIN PURCHASES AND SHORT SALES

Purchase or sell physical commodities or contracts relating to physical commodities; borrow money; invest in the securities of foreign issuers or purchase securities through a foreign market (applicable to Cutler Core Fund only); purchase or write options or invest in futures contracts; or purchase securities on margin or make short sales of securities, except for the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

6.   ISSUANCE OF SENIOR SECURITIES

Issue senior securities except as appropriate to evidence indebtedness that the Fund may be permitted to incur, and provided that the Fund may issue shares of series or classes that the Board of Trustees ("Board") may establish.

7.   REPURCHASE AGREEMENTS,  MAKING LOANS

Enter into repurchase agreements, lend securities or otherwise make loans; except through the purchase of debt securities that may be purchased by the Funds.

B.       NONFUNDAMENTAL LIMITATIONS

Each Fund has adopted the following nonfundamental investment limitations that may be changed by the Board without shareholder approval. Each Fund may not:

1. Invest in securities (other than fully-collateralized debt obligations) issued by companies that have conducted continuous operations for less than three years, including the operations of predecessors (unless guaranteed as to principal and interest by an issuer in whose securities the Fund could invest) if, as a result, more than 5% of the value of the Fund's total assets would be so invested.

2. Invest in or hold securities of any issuer other than the Fund if, to the Fund's knowledge, those Trustees and officers of the Trust or the Fund's investment adviser, individually owning beneficially more than 1/2 of 1% of the securities of the issuer, in the aggregate own more than 5% of the issuer's securities.

3. Invest in oil, gas or other mineral exploration or development programs, or leases, or in real estate limited partnerships; provided that the Fund may invest in securities issued by companies engaged in such activities.

4. Acquire securities that are not readily marketable ("illiquid") or are subject to restrictions on the sale of such securities to the public without registration under the Securities Act of 1933.

3.       PERFORMANCE DATA AND ADVERTISING

A.       PERFORMANCE DATA

The Funds may quote  performance  in various ways. All  performance  information
supplied  in  advertising,  sales  literature,   shareholder  reports  or  other
materials is historical and is not intended to indicate future returns.

The Funds may compare any of their performance information with:

     o Data published by independent evaluators such as Morningstar, Inc., Lipper, Inc., IBC Financial Data, Inc., CDA/Wiesenberger or other companies which track the investment performance of investment companies ("Fund Tracking Companies").

     o    The performance of other mutual funds.

     o The performance of recognized stock, bond and other indices, including, but not limited to, the Standard & Poor's 500(R) Index, the Russell 2000(R) Index, the Russell MidcapTM Index, the Russell 1000(R) Value Index, the Russell 2500(R) Index, the Dow Jones Industrial Average, the Salomon Brothers Bond Index, the Shearson Lehman Bond Index, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce.

Performance information may be presented numerically or in a table, graph, or similar illustration.

Indices are not used in the management of the Funds but rather are standards by which the Funds' Adviser and shareholders may compare the performance of the Funds to an unmanaged composite of securities with similar, but not identical, characteristics as the Funds.

The Funds may refer to: (1) general market performances over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"); (2) mutual fund performance rankings and other data published by Fund Tracking Companies; and (3) material and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines.

The Funds' performance will fluctuate in response to market conditions and other factors.

B.       PERFORMANCE CALCULATIONS

The Funds' performance may be quoted in terms of yield or total return.

1.   SEC YIELD

Standardized SEC yields for the Funds used in advertising are computed by dividing a Fund's interest income (in accordance with specific standardized rules) for a given 30 day or one month period, net of expenses, by the average number of shares entitled to receive income distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period and annualizing the result (assuming compounding of income in accordance with specific standardized rules) in order to arrive at an annual percentage rate.

Capital gains and losses generally are excluded from these calculations.

Income calculated for the purpose of determining the Funds' yields differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distribution of income from the Fund over the same period or the rate of income reported in the Funds' financial statements.

Although published yield information is useful to investors in reviewing the Funds' performance, investors should be aware that the Funds' yields fluctuate from day to day and that the Funds' yields for any given period are not an indication or representation by the Funds of future yields or rates of return on the Funds' shares. Financial intermediaries may charge their customers that invest in the Funds fees in connection with that investment. This will have the effect of reducing the Funds' after-fee yields to those shareholders.

The yields of the Funds are not fixed or guaranteed, and investments in the Funds are not insured or guaranteed. Accordingly, yield information should not be used to compare shares of the Funds with investment alternatives, which, like money market instruments or bank accounts, may provide a fixed rate of interest. Also, it may not be appropriate to compare the Funds' yields information directly to similar information regarding investment alternatives which are insured or guaranteed.

Yield quotations are based on amounts invested in a Fund net of any applicable sales charges that may be paid by an investor. A computation of yield that does not take into account sales charges paid by an investor would be higher than a similar computation that takes into account payment of sales charges. The Funds impose no sales charges.

Yield is calculated according to the following formula:
                        a - b
         Yield = 2[(------ + 1)6  - 1]
                         cd
         Where:
                  a        =        dividends and interest earned during the
                                    period
                  b        =        expenses accrued for the period (net of
                                    reimbursements)
                  c        =        the average daily number of shares
                                    outstanding during the period that were
                                    entitled to receive dividends
                  d        =        the maximum offering price per share on the
                                    last day of the period

2.       TOTAL RETURN CALCULATIONS

The Funds' total returns show their overall changes in value, including changes in share price and assuming all of the Funds' distributions are reinvested.

AVERAGE ANNUAL TOTAL RETURN. Average annual total return is calculated using a formula prescribed by the SEC. To calculate standard average annual total returns, a Fund: (1) determines the growth or decline in value of a hypothetical historical investment in the Fund over a stated period; and (2) calculates the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual total return of 7.18%. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that performance is not constant over time but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Funds.

Average annual total return is calculated according to the following formula:

         P(1+T) n = ERV

         Where:
                  P        =        a hypothetical initial payment of $1,000
                  T        =        average annual total return
                  N        =        number of years
                  ERV      =        ending redeemable value: ERV is the value,
                                    at the end of the applicable
                                    period, of a hypothetical $1,000 payment made at the beginning of the applicable period

Because average annual returns tend to smooth out variations in the Funds' returns, shareholders should recognize that they are not the same as actual year-by-year results.

OTHER MEASURES OF TOTAL RETURN. Standardized total return quotes may be accompanied by non-standardized total return figures calculated by alternative methods.

         The Funds may quote unaveraged or cumulative total returns, which reflect the Funds' performance over a stated period of time.

         Total returns may be stated in their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

Any total return may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments and/or a series of redemptions over any time period.

Period total return is calculated according to the following formula:

         PT = (ERV/P-1)

         Where:
                  PT       =        period total return
                  The other definitions are the same as in average annual total return above

A listing of certain performance data as of June 30, 1999 is contained in Appendix C -- Performance Data.


C.       OTHER MATTERS

The Funds may also include various information in their advertising, sales literature, shareholder reports or other materials including, but not limited to: (1) portfolio holdings and portfolio allocation as of certain dates, such as portfolio diversification by instrument type, by instrument, by location of issuer or by maturity; (2) statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed by an investor to meet specific financial goals, such as funding retirement, paying for children's education and financially supporting aging parents; (3) information (including charts and illustrations) showing the effects of compounding interest (compounding is the process of earning interest on principal plus interest that was earned earlier; interest can be compounded at different intervals, such as annually, quarterly or daily); (4) information relating to inflation and its effects on the dollar; (for example, after ten years the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465 and $12,100, respectively, if the annual rates of inflation were 4%, 5%, 6% and 7%, respectively); (5) information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar-cost averaging; (6) biographical descriptions of the Funds' portfolio managers and the portfolio management staff of the Funds' Adviser, summaries of the views of the portfolio managers with respect to the financial markets, or descriptions of the nature of the Adviser's and its staff's management techniques; (7) the results of a hypothetical investment in a Fund over a given number of years, including the amount that the investment would be at the end of the period; (8) the effects of earning Federally and, if applicable, state tax-exempt income from the Funds or investing in a tax-deferred account, such as an individual retirement account or Section 401(k) pension plan; (9) the net asset value, net assets or number of shareholders of the Funds as of one or more dates; and (10) a comparison of the Funds' operations to the operations of other funds or similar investment products, such as a comparison of the nature and scope of regulation of the products and the products' weighted average maturity, liquidity, investment policies, and the manner of calculating and reporting performance.

As an example of compounding, $1,000 compounded annually at 9.00% will grow to $1,090 at the end of the first year (an increase in $90) and $1,118 at the end of the second year (an increase in $98). The extra $8 that was earned on the $90 interest from the first year is the compound interest. One thousand dollars compounded annually at 9.00% will grow to $2,367 at the end of ten years and $5,604 at the end of 20 years. Other examples of compounding are as follows: at 7% and 12% annually, $1,000 will grow to $1,967 and $3,106, respectively, at the end of ten years and $3,870 and $9,646, respectively, at the end of twenty years. These examples are for illustrative purposes only and are not indicative of the Funds' performance.

The Funds may advertise information regarding the effects of automatic investment and systematic withdrawal plans, including the principal of dollar cost averaging. In a dollar-cost averaging program, an investor invests a fixed dollar amount in a Fund at period intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not insure a profit or guard against a loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares had been purchased at those intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares through periods of low price levels. For example, if an investor invests $100 a month for a period of six months in a Fund, the following will be the relationship between average cost per share ($14.35 in the example given) and average price per share:

  PERIOD          SYSTEMATIC INVESTMENT                   SHARE PRICE                     SHARES PURCHASED
 ............ ................................. .................................. ..................................
     1                      $100                              $10                               10.00
     2                      $100                              $12                               8.33
     3                      $100                              $15                               6.67
     4                      $100                              $20                               5.00
     5                      $100                              $18                               5.56
     6                      $100                              $16                               6.25
 ............ ................................. .................................. ..................................
             Total Invested $600               Average Price $15.17               Total Shares  41.81

In connection with its advertisements, the Funds may provide "shareholder's letters" which serve to provide shareholders or investors an introduction into the Funds or any of the Funds' service provider's policies or business practices. For instance, advertisements may provide for a message from the Adviser that it has for more than twenty years been committed to quality products and outstanding service to assist its customers in meeting their financial goals and setting forth the reasons that the Adviser believes that it has been successful as a portfolio manager.

4.       MANAGEMENT

A.       TRUSTEES AND OFFICERS

TRUSTEES AND OFFICERS OF THE TRUST. The business and affairs of the Trust are managed under the direction of the Board in compliance with the laws of the state of Delaware. Among its duties, the Board generally meets and reviews on a quarterly basis the acts of all of the Funds' service providers. This management also includes a periodic review of the service providers' agreements and fees charged to the Funds. The names of the Trustees and officers of the Trust, their position with the Trust, address, age and principal occupations during the past five years are set forth below. Each Trustee who is an "interested person" (as defined by the 1940 Act) of the Trust is indicated by an asterisk.

            NAME, ADDRESS AND                  POSITION(S)                    PRINCIPAL OCCUPATION(S)
              DATE OF BIRTH                    WITH FUNDS                    DURING THE PAST FIVE YEARS
 .......................................... .................... .....................................................
Brooke C. Ashland*                         Trustee              Chief Executive Officer and Manager, Cutler &
         503 Airport Road                                       Company, LLC
         Medford, Oregon 97504
         Born:  December 1951
 .......................................... .................... .....................................................
Kenneth R. Cutler*                         Trustee              Former Portfolio Manager of the Cutler Core Fund,
         503 Airport Road                  Chairman             Investment Committee Member, Cutler & Company, LLC
         Medford, Oregon  97504            Vice President
         Born:  March 1920
 .......................................... .................... .....................................................
John Y. Keffer*                            Trustee              President and Director, Forum Fund Services, LLC
         Two Portland Square               President            for more than five years
         Portland, Maine 04101                                  Director and sole shareholder (directly and
         Born:  July 1942                                       indirectly) Forum Financial Group LLC, which owns
                                                                (directly or indirectly) Forum Administrative
                                                                Services, LLC, Forum  Shareholder   Services, LLC
                                                                and  Forum  Investment Advisers,  LLC Officer,
                                                                Director or Trustee, various funds managed and
                                                                distributed by Forum Fund Service, LLC and Forum
                                                                Administrative Services, LLC
 .......................................... .................... .....................................................
Dr. Hatten S. Yoder, Jr.                   Trustee              Director Emeritus, Geophysical Laboratory, Carnegie
         6709 Melody Lane                                       Institution of Washington
         Bethesda, MD 20817-3152                                Consultant, Los Alamos National Laboratory
         Born:  March 1921
 .......................................... .................... .....................................................
Robert B. Watts, Jr.                       Trustee              Counsel, Northhaven Associates
         2230 Brownsboro Highway
         Eagle Point, Oregon 97524
         Born:  December 1930
 .......................................... .................... .....................................................
Carol S. Fischer                           Vice President       Chief Operating Officer, Cutler & Company, LLC
         503 Airport Road                  Asst Secretary
         Medford, Oregon 97504             Asst Treasurer
         Born:  December 1955
 .......................................... .................... .....................................................
Stephen J. Barrett                         Vice President       Manager of Client Services, Forum Financial Group,
         Two Portland Square                                    LLC since 1996
         Portland, Maine 04101                                  Senior Product Manager, Fidelity Investments, 1994
         Born:  November 1968                                   - 1996
                                                                Officer, various funds managed and distributed by
                                                                Forum Administrative Services, LLC and Forum Fund
                                                                Services, LLC

                                       11

 .......................................... .................... .....................................................
            NAME, ADDRESS AND                  POSITION(S)                    PRINCIPAL OCCUPATION(S)
              DATE OF BIRTH                    WITH FUNDS                    DURING THE PAST FIVE YEARS
 .......................................... .................... .....................................................
Ronald H. Hirsch                           Treasurer
         Two Portland Square                                    9/99 - Present. Managing Director of Operations and
         Portland, Maine  04101                                 Finance, Forum Financial Group
         Born:  October 1943                                    1991-1998 Member of the Board, Citibank Germany
 .......................................... .................... .....................................................
 .......................................... .................... .....................................................
D. Blaine Riggle                           Secretary            1/98 - Present. Counsel, Forum Financial Group, LLC
         Two Portland Square                                    3/97 - 1/98. Associate Counsel, Wright Express
         Portland, Maine 04101                                  Corporation
         Born:  November 1966                                   1994 - 3/97.  Associate at the law firm of
                                                                Friedman, Babcock & Gaythwaite
                                                                Officer, various funds managed and distributed by
                                                                Forum Fund Services, LLC and Forum Administrative
                                                                Services, LLC
 .......................................... .................... .....................................................

Dawn L. Taylor                             Assistant Treasurer  10/97 - Present. Tax Manager, Forum Financial
         Two Portland Square                                    Group, LLC
         Portland, Maine 04101                                  1/97 - 10/97.  Senior Tax Accountant, Purdy,
         Born:  May 1964                                        Bingham & Burrell, LLC

                                                                9/94 - 10/97.  Senior Fund Accountant, Forum
                                                                Financial Group, LLC
                                                                Officer, various funds managed and distributed by
                                                                Forum Fund Services, LLC and Forum Administrative
                                                                Services, LLC
 .......................................... .................... .....................................................
Marcella A. Cote                           Assistant Secretary  6/98 - Present. Senior Fund Specialist, Forum
         Two Portland Square                                    Administrative Services, LLC
         Portland, Maine 04101                                  1/97 - 12/97. Budget Analyst, Maine Department of
         Born:  January 1947                                    Human Services
                                                                1991 - 1997. Project Assistant, Maine
                                                                Inter-departmental  Committee on Transition
                                                                Officer, various funds managed and distributed by
                                                                Forum Fund  Services,  LLC and Forum Administrative Services, LLC

B.       COMPENSATION OF DIRECTORS AND OFFICERS

Each Trustee receives monthly fees of $833.33.

Trustees are also reimbursed for travel and related expenses incurred in attending meetings of the Board.

Messrs. Cutler and Keffer and Ms. Ashland receive no compensation for their services or reimbursement for their associated expenses. No officer of the Trust is compensated by the Trust.

The following table sets forth the fees paid to each Trustee by the Trust for the fiscal year ended June 30, 1999.

                                                                                ESTIMATED ANNUAL
                                  AGGREGATE          PENSION OR RETIREMENT        BENEFITS UPON          TOTAL
                              COMPENSATION FROM   BENEFITS ACCRUED AS PART OF      RETIREMENT      COMPENSATION FROM
       NAME, POSITION               TRUST                TRUST EXPENSES                                  TRUST
 ............................. ................... ............................. .................. ...................
Dr. Hatton S. Yoder, Jr.,
Trustee                            $10,000                     $0                      $0               $10,000
 ............................. ................... ............................. .................. ...................
Robert B. Watts, Jr.,
Trustee                            $10,000                     $0                      $0               $10,000
 ............................. ................... ............................. .................. ...................

C.       INVESTMENT ADVISER

1.   SERVICES OF ADVISER

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement with the Trust. Under that agreement, the Adviser furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Funds' investments and effecting portfolio transactions for the Funds.

2.   OWNERSHIP OF ADVISER/AFFILIATIONS

Trustee Brooke C. Ashland has a majority ownership interest in the Adviser and is therefore deemed to control the Adviser. The Adviser is registered as an investment adviser with the SEC under the Investment Advisors Act of 1940, as amended.

The Trustees or officers of the Funds that are employed by the Adviser (or affiliates of the Adviser) are Kenneth R. Cutler, Brooke C. Ashland and Carol S. Fischer.

3.   FEES

The Adviser's fee is calculated as a percentage of the applicable Fund's average net assets. The fee is accrued daily by the Funds and is paid monthly, equal to 0.75% per annum based on average daily net assets of the applicable Fund for the previous month.

In addition to receiving its advisory fee from the Funds, the Adviser may also act and be compensated as investment manager for its clients with respect to assets that are invested in the Funds. If an investor in the Funds also has a separately managed account with the Adviser with assets invested in the Funds, the Adviser will credit an amount equal to all or a portion of the fees received by the Adviser against any investment management fee received from a client.

Table 1 in Appendix B shows the dollar amount of the fees from the Funds for the last three fiscal years received by the Adviser.

4.   OTHER PROVISIONS OF ADVISER'S AGREEMENT

The Adviser's agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

The Adviser's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of the holders of a majority of the Funds' securities or by a vote of a majority of the Board on 60 days' written notice to the Adviser, or by the Adviser on 60 days' written notice to the Funds.

Under its agreement, the Adviser is not liable for any mistake of judgment, except for lack of good faith in the performance of its duties to the Funds. The agreement does not protect the Adviser against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

D.       DISTRIBUTOR

1.   DISTRIBUTOR; SERVICES AND COMPENSATION OF DISTRIBUTOR

FFS, the distributor (also known as principal underwriter) of the shares of the Funds, is located at Two Portland Square, Portland, Maine 04101. FFS is a registered broker-dealer and is a member of the National Association of Securities Dealers, Inc.

FFS, FAdS, FAcS, the Transfer Agent, and the Custodian are each controlled indirectly by Forum Financial Group, LLC. John Y. Keffer controls Forum Financial Group, LLC.

Under its agreement with the Trust, FFS acts as the agent of the Funds in connection with the offering of shares of the Funds. FFS continually distributes shares of the Funds on a best efforts basis. FFS has no obligation to sell any specific quantity of the Funds' shares.

FFS receives no compensation for its distribution services. Shares are sold with no sales commission; accordingly, FFS receives no sales commissions. FFS may enter into arrangements with various financial institutions through which investors may purchase or redeem shares. FFS may, at its own expense and from its own resources, compensate certain persons who provide services in connection with the sale or expected sale of shares of the Funds. Prior to October 31, 1999, Forum Financial Services, Inc. served as the distributor of the Funds' shares.

2.   OTHER PROVISIONS OF DISTRIBUTOR'S AGREEMENT

FFS's distribution agreement must be approved at least annually by the Board or by vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreement or interested persons of any such party.

FFS's agreement is terminable without penalty by the Funds with respect to the Funds on 60 days' written notice when authorized either by vote of a majority of the Funds' outstanding shareholders or by a vote of a majority of the Board, or by FFS on 60 days' written notice to the Funds.

Under its agreement, FFS is not liable for any error of judgment or mistake of law or for any act or omission in the performance of its duties to the Funds. The agreement does not protect FFS against any liability by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

Under its agreement, FFS and certain related parties (such as FFS's officers and persons that control FFS) are indemnified by the Funds against any and all claims and expenses in any way related to FFS's actions (or failures to act) that are consistent with FFS's contractual standard of care. This means that as long as FFS satisfies its contractual duties, the Funds are responsible for the costs of: (1) defending FFS against claims that FFS breached a duty it owed to the Funds; and (2) paying judgments against FFS. The Funds are not required to indemnify FFS if the Funds do not receive written notice of and reasonable opportunity to defend against a claim against FFS in the Funds' own name or in the name of FFS.

E.       OTHER SERVICE PROVIDERS TO THE FUNDS

1.   ADMINISTRATOR

As administrator, pursuant to an agreement with the Trust, FAdS is responsible for the supervision of the overall management of the Funds, providing the Funds with general office facilities and providing persons satisfactory to the Board to serve as officers of the Funds.

For its services, FAdS receives a fee from the Funds equal to 0.10% of the average daily net assets of the Funds. The fees are accrued daily by the Funds and are paid monthly for services performed under the agreement during the prior calendar month.

Table 2 in Appendix B shows the dollar amount of the fees paid by the Funds to FAdS for the Funds' last three fiscal years.

FAdS's agreement is terminable without penalty by the Board or by FAdS on 60 days' written notice. Under the agreement, FAdS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAdS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

2.   FUND ACCOUNTANT

As fund accountant, pursuant to an agreement with the Trust, FAcS provides fund accounting services to the Funds. These services include calculating the NAV per share of the Funds and preparing the Funds' financial statements and tax returns.

For its services, FAcS receives a fee from each Fund at an annual rate of $36,000, subject to adjustments for the number and type of portfolio transactions. The fees are paid monthly for services performed during the prior calendar month.

Table 3 in Appendix B shows the dollar amount of the fees paid by the Funds to FAcS for the Funds' last three fiscal years.

FAcS's agreement is terminable without penalty by the Board or by FAcS on 60 days' written notice. Under the agreement, FAcS is not liable for any act or omission in the performance of its duties to the Funds. The agreement does not protect FAcS from any liability by reason of willful misconduct, bad faith or gross negligence in the performance of its obligations and duties under the agreement.

3.   TRANSFER AGENT

As transfer agent and distribution paying agent, pursuant to an agreement with the Trust, the Transfer Agent maintains an account for each shareholder of record of the Funds and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record. The Transfer Agent is located at Two Portland Square, Portland, Maine 04101 and is registered as a transfer agent with the SEC.

For its services, the Transfer Agent receives a fee from each Fund at an annual rate of $12,000 per year plus certain account charges and is reimbursed for certain expenses incurred on behalf of the Funds. Such fees shall be paid monthly for services performed during the prior calendar month. Table 4 in Appendix B shows the dollar amount of the fees paid by the Funds to the Transfer Agent for the Funds' last three fiscal years.

The Transfer Agent's agreement is terminable without penalty by the Board or by the Transfer Agent on 60 days' written notice. Under the agreement, the Transfer Agent is liable only for loss or damage due to errors caused by bad faith, negligence or willful misconduct in the performance of its obligations and duties under the agreement.

4.   CUSTODIAN

As custodian, pursuant to an agreement with the Trust, Forum Trust, LLC safeguards and controls the Funds' cash and securities, determines income and collects interest on Funds' investments. The Custodian may employ subcustodians. The Custodian is located at Two Portland Square, Portland, Maine 04101. The Custodian has hired Bankers Trust Company, 130 Liberty Street, New York, New York, 10006, to serve as subcustodian for the Funds.

For its services, the Custodian receives a fee from the Funds at an annual rate as follows: (1) 0.01% for the first $1 billion in Fund assets; (2) 0.0075% for Fund assets between $1-$2 billion; (3) 0.005% for Fund assets between $2-$6 billion; and (4) .0025% for Fund assets greater than $6 billion. The Custodian receives account maintenance fees of $3,600 per account per year. The Custodian is also paid certain transaction fees. These fees are accrued daily by the Funds and are paid monthly based on average net assets and transactions for the previous month.

5.   LEGAL COUNSEL

Legal matters in connection with the issuance of shares of the Funds are passed upon by Dechert Price & Rhoads, Ten Post Office Square - South, Boston, Massachusetts 02109-4603.

6.   INDEPENDENT AUDITORS

Deloitte & Touche LLP, 200 Berkeley Street, 14th Floor, Boston, Massachusetts 02116-5022, independent auditors, have been selected as auditors for the Funds. The auditors audit the annual financial statements of the Funds and provide the Funds with an audit opinion. The auditors also review certain regulatory filings of the Funds as well as prepare the Funds' tax returns.

5.       PORTFOLIO TRANSACTIONS

A.       HOW SECURITIES ARE PURCHASED AND SOLD

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Funds purchase or to whom the Funds sell is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected; (1) if the security is traded on an exchange, through brokers who charge commissions; and
(2) if the security is traded in the "over-the-counter" markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases of securities from underwriters of the securities include a disclosed fixed commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.       COMMISSIONS PAID

Table 5 in Appendix B shows the aggregate brokerage commissions with respect to the Funds. The data presented are for the past three fiscal years.

C.       ADVISER RESPONSIBILITY FOR PURCHASES AND SALES

The Adviser of the Funds places orders for the purchase and sale of securities with brokers and dealers selected by and in the discretion of the Adviser. No Fund has any obligation to deal with any specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Funds rather than by any formula.

The Adviser of the Funds seeks "best execution" for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser's primary consideration in placing trades for the Funds is prompt execution of orders in an effective manner and at the most favorable price available.

1.   CHOOSING BROKER-DEALERS

The Funds may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser of the Funds takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker's facilities (including the research services described below) and any risk assumed by the executing broker.

Consistent with applicable rules and the Adviser's duties, the Adviser may: (1) consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds; and (2) take into account payments made by brokers effecting transactions for the Funds (these payments may be made to the Funds or to other persons on behalf of the Funds for services provided to the Funds for which those other persons would be obligated to pay.

2.   OBTAINING RESEARCH FROM BROKERS

The Adviser of the Funds may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Funds to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser's own internal research and investment strategy capabilities. This research may be used by the Adviser in connection with services to clients other than the Funds, and not all research services may be used by the Adviser in connection with the Funds. The Adviser's fees are not reduced by reason of the Adviser's receipt of research services.

The Adviser of the Funds has full brokerage discretion. It evaluates the range of quality of a broker's services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. Under certain circumstances, the value of research provided by a broker-dealer may be a factor in the selection of a broker. This research would include reports that are common in the industry. Typically, the research will be used to service all of the Adviser's accounts although a particular client may not benefit from all the research received on each occasion. The nature of the services purchased for clients include industry research reports and periodicals, quotation systems and formal databases.

Occasionally, the Adviser may place an order with a broker and pay a slightly higher commission than another broker might charge. If this is done it will be because of the Adviser's need for specific research, for specific expertise a firm may have in a particular type of transaction (due to factors such as size or difficulty), or for speed/efficiency in execution. Since most of the Adviser's brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser is involved with a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the clients.

There are occasions on which portfolio transactions may be executed as part of concurrent authorizations to purchase or sell the same securities for more than one account served by the Adviser, some of which accounts may have similar investment objectives. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to any one or more particular accounts, they will be effected only when the Adviser believes that to do so will be in the best interest of the affected accounts. When such concurrent authorizations occur, the objective will be to allocate the execution in a manner which is deemed equitable to the accounts involved. Clients are typically allocated securities with prices averaged on a per-share or per-bond basis.

In some cases, the client may direct the Adviser to use a broker or dealer of the client's choice. If the client directs the Adviser to use a particular broker, the Adviser may not be authorized to negotiate commissions and may be unable to obtain volume discounts or best execution. In these cases, there could be some disparity in commission charges among these clients.

3.   TRANSACTIONS THROUGH AFFILIATES

The Adviser of the Funds may not effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons). The Board has not adopted respective procedures.

4.   OTHER ACCOUNTS OF THE ADVISER

Investment decisions for the Funds are made independently from those for any other account or investment company that is or may in the future become managed by the Adviser of the Funds or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security. In that event, each day's transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the respective Adviser's opinion, is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Funds and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

5.       PORTFOLIO TURNOVER

The frequency of portfolio transactions of the Funds (the portfolio turnover rate) will vary from year to year depending on many factors. Portfolio turnover rate is reported in the Prospectus. From time to time the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. The Funds expects normal turnover in the range of 50-75%, although there can be periods of greater or lesser action based upon market and corporate earnings activity. An annual portfolio turnover rate of 100% would occur if all of the securities in a Fund were replaced once in a period of one year. Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses. The Funds' commission costs are usually done at rates far under those in the retail market.

D.       SECURITIES OF REGULAR BROKER-DEALERS

From time to time the Funds may acquire and hold securities issued by its "regular brokers and dealers" or the parents of those brokers and dealers. For this purpose, regular brokers and dealers means the 10 brokers or dealers that:
(1) received the greatest amount of brokerage commissions during the Funds' last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Funds during the Funds' last fiscal year; or (3) sold the largest amount of the Funds' shares during the Funds' last fiscal year. Following is a list of the regular brokers and dealers of the Funds whose securities (or the securities of the parent company) were acquired or held during the past fiscal year and the aggregate value of the Funds' holdings of those securities as of the Funds' most recent fiscal year.

                 REGULAR BROKER OR DEALER                                    VALUE OF SECURITIES HELD
 ............................................................ .........................................................
CUTLER CORE FUND

         Merrill Lynch & Co., Inc.                                                  $1,670,000


6.       ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

A.       GENERAL INFORMATION

Shareholders may effect purchases or redemptions or request any shareholder privilege in person at the Transfer Agent's offices located at Two Portland Square, Portland, Maine 04101.

The Funds accept orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed.

B.       ADDITIONAL PURCHASE INFORMATION

Shares of the Funds are sold on a continuous basis by the distributor at net asset value ("NAV") per share without any sales charge. Accordingly, the offering price per share is the same as the NAV per share. Historical information relating to each Fund's NAV per share is contained in the Funds' financial statements (specifically in the statements of assets and liabilities).

The Funds reserve the right to refuse any purchase request in excess of 1% of the Funds' total assets.

Fund shares are normally issued for cash only. In the Adviser's discretion, however, the Funds may accept portfolio securities that meet the investment objective and policies of the Funds as payment for Fund shares. The Funds will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.   IRAS

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the investment is received.

2.   UGMAS/UTMAS

If the trustee's name is not in the account registration of a gift or transfer to minor ("UGMA/UTMA") account, the investor must provide a copy of the trust document.

3.   PURCHASES THROUGH FINANCIAL INSTITUTIONS

You may purchase and redeem shares through certain broker-dealers, banks and other financial institutions. Financial institutions may charge their customers a fee for their services and are responsible for promptly transmitting purchase, redemption and other requests to the Funds.

If you purchase shares through a financial institution, you will be subject to the institution's procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Funds directly. When you purchase the Funds' shares through a financial institution, you may or may not be the shareholder of record and, subject to your institution's procedures, you may have Fund shares transferred into your name. There is typically a three-day settlement period for purchases and redemptions through broker-dealers. Certain financial institutions may also enter purchase orders with payment to follow.

You may not be eligible for certain shareholder services when you purchase shares through a financial institution. Contact your institution for further information. If you hold shares through a financial institution, the Fund may confirm purchases and redemptions to the financial institution, which will provide you with confirmations and periodic statements. The Funds are not responsible for the failure of any financial institution to carry out its obligations.

Investors purchasing shares of the Funds through a financial institution should read any materials and information provided by the financial institution to acquaint themselves with its procedures and any fees that the institution may charge.

C.       ADDITIONAL REDEMPTION INFORMATION

A Fund may redeem shares involuntarily to reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased by the shareholder or to collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund's shares as provided in the Prospectus.

1.   SUSPENSION OF RIGHT OF REDEMPTION

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange, Inc. is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Funds of their securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Funds fairly to determine the value of their net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Funds.


2.   REDEMPTION IN-KIND

Redemption proceeds normally are paid in cash. Payments may be made wholly or partly in portfolio securities, however, if the Funds' management determines conditions exist which would make payment in cash detrimental to the best interests of the Funds. If redemption proceeds are paid wholly or partly in portfolio securities, brokerage costs may be incurred by the shareholder in converting the securities to cash. In addition, the shareholder will bear the risk of any market fluctuation in the price of a security from the time of valuation by the Fund(s) to the time of transfer to the shareholder. Accordingly, the redeeming shareholder, when selling a security received in kind, may receive cash equal to a lesser or greater amount than the total value of the portfolio securities received in redemption of Fund shares. The Fund(s) will endeavor to transfer the security to the shareholder as quickly as practicable, subject to the shareholder's timely provision of information pertaining to the custodial account to which such securities will be transferred. The shareholder will bear all costs associated with the in-kind distribution of portfolio securities. The Funds have filed an election with the SEC pursuant to which a Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund's total net assets, whichever is less, during any 90-day period. In the opinion of the Funds' management, however, the amount of a redemption request would have to be significantly greater than $250,000 or 1% of total net assets before a redemption wholly or partly in portfolio securities would be made. In connection with a redemption in kind, the shareholder has the option to receive in cash the lesser of $250,000 or 1% of the Fund's total net assets. The shareholder may waive this right.


D.       NAV DETERMINATION

The price of a Fund's shares on any given day is its NAV per share. NAV is calculated for each Fund on each day that the New York Stock Exchange is open for trading. Currently, the Exchange is closed on weekends and New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. In determining the Funds' NAV per share, securities for which market quotations are readily available are valued at current market value using the last reported sales price. If no sale price is reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.       DISTRIBUTIONS

Unless a shareholder has elected to receive distributions in cash, distributions of net investment income will be reinvested at the applicable Fund's NAV per share as of the last day of the period with respect to which the distribution is paid. Distributions of capital gain will be reinvested at the NAV per share of the Fund on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

7.       TAXATION

The tax information set forth in the Prospectus and the information in this section relates solely to U.S. federal income tax law and assumes that each Fund qualifies as a regulated investment company (as discussed below). Such information is only a summary of certain key federal income tax considerations affecting the Funds and their shareholders that are not described in the prospectus. No attempt has been made to present a complete explanation of the federal tax treatment of the Funds or the implications to shareholders. The discussions here and in the prospectus are not intended as substitutes for careful tax planning.

This "Taxation" section is based on the Code and applicable regulations in effect on the date hereof. Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Funds and their shareholders. Any of these changes or court decisions may have a retroactive effect.

ALL INVESTORS SHOULD CONSULT THEIR OWN TAX ADVISOR AS TO THE FEDERAL, STATE, LOCAL AND FOREIGN TAX PROVISIONS APPLICABLE TO THEM.

A.       QUALIFICATION AS A REGULATED INVESTMENT COMPANY

The Funds intend for each tax year to qualify as a "regulated investment company" under the Code. This qualification does not involve governmental supervision of management or investment practices or policies of the Funds.

The tax year-end of the Funds is December 31.

1.   MEANING OF QUALIFICATION

As a regulated investment company, a Fund will not be subject to federal income tax on the portion of its investment company taxable income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses, and the exces of short-term capital gains over long-term capital losses) and net capital gain (i.e., the excess of long-term capital gains over short-term capital losses) that it distributes to shareholders. In order to qualify as a regulated investment company each Fund must satisfy the following requirements:

     o The Fund must distribute at least 90% of its investment company taxable income for the tax year. (Certain distributions made by a Fund after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement.)

     o The Fund must derive at least 90% of its gross income from certain types of income derived with respect to its business of investing.

     o The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund's tax year: (1) at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Fund's total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.

2.   FAILURE TO QUALIFY

If for any tax year a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund's current and accumulated earnings and profits. A portion of these distributions generally may be eligible for the dividends-received deduction in the case of corporate shareholders.

Failure to qualify as a regulated investment company would thus have a negative impact on a Fund's income and performance. It is possible that a Fund will not qualify as a regulated investment company in any given tax year.

B.   FUND DISTRIBUTIONS

Each Fund anticipates distributing substantially all of its investment company taxable income for each tax year. A portion of these distributions are taxable to shareholders as ordinary income. These distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

Each Fund anticipates distributing substantially all of its net capital gain for each tax year. These distributions generally are made only once a year, usually in December, but the Funds may make additional distributions of net capital gain at any time during the year. These distributions are taxable to shareholders as long-term capital gain, regardless of how long a shareholder has held shares.

The Funds may have capital loss carryovers (unutilized capital losses from prior years). These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term). All capital loss carryovers are listed in the Funds' financial statements. Any such losses may not be carried back.

Distributions by the Funds that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. Return of capital distributions reduce the shareholder's tax basis in the shares and are treated as gain from the sale of the shares to the extent the shareholder's basis would be reduced below zero.

All distributions by the Funds will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Funds (or of another Fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

A shareholder may purchase shares whose net asset value at the time reflects undistributed net investment income or recognized capital gain, or unrealized appreciation in the value of the assets of the Funds. Distributions of these amounts are taxable to the shareholder in the manner described above, although the distribution economically constitutes a return of capital to the shareholder.

Shareholders purchasing shares of the Funds just prior to the ex-dividend date of a distribution will be taxed on the entire amount of the distribution received, even though the net asset value per share on the date of the purchase reflected the amount of the distribution.

If a shareholder holds shares for six months or less and redeems shares at a loss after receiving a capital gain distribution, the loss will be treated as a long-term capital loss to the extent of the distribution.

Ordinarily, shareholders are required to take distributions by the Funds into account in the year in which they are made. A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be received by the shareholders (and made by the Funds) on December 31 of that calendar year if the distribution is actually paid in January of the following year.

Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

C.       FEDERAL EXCISE TAX

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to: (1) 98% of its ordinary taxable income for the calendar year; and (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. If a Fund changes its tax year-end to November 30 or December 31, it may elect to use that date instead of the October 31 date in making this calculation. The balance of the Funds' income must be distributed during the next calendar year. The Funds will be treated as having distributed any amount on which they are subject to income tax for any tax year ending in a calendar year.

For purposes of calculating the excise tax, the Funds: (1) reduce their capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or November 30 or December 31 if it has made the election described above) in determining the amount of ordinary taxable income for the current calendar year. The Funds will include foreign currency gains and losses incurred after October 31 in determining ordinary taxable income for the succeeding calendar year.

The Funds intend to make sufficient distributions of ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Funds might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

D.       SALE OR REDEMPTION OF SHARES

In general, a shareholder will recognize gain or loss on the sale or redemption of shares of a Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Funds within 30 days before or after the sale or redemption (a so called "wash sale"). In general, any gain or loss arising from the sale or redemption of shares of the Funds will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. Any capital loss arising from the sale or redemption of shares held for six months or less, however, is treated as a long-term capital loss to the extent of the amount of capital gain distributions received on such shares. For this purpose, the special holding period rules of Code Section 246(c) (3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

E.       WITHHOLDING TAX

The Funds will be required in certain cases to withhold and remit to the U.S. Treasury 31% of distributions, and the proceeds of redemptions of shares, paid to any shareholder: (1) who has failed to provide correct taxpayer identification number; (2) who is subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) who has failed to certify to the Funds that it is not subject to backup withholding or that it is a corporation or other "exempt recipient."

F.       FOREIGN SHAREHOLDERS

Taxation of a shareholder who under the Code is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Funds is "effectively connected" with a U.S. trade or business carried on by the foreign shareholder.

If the income from the Funds is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income distributions paid to a foreign shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) upon the gross amount of the distribution. The foreign shareholder generally would be exempt from U.S. federal income tax on gain realized on the sale of shares of the Funds, capital gain distributions from the Funds and amounts retained by the Funds that are designated as undistributed capital gain.

If the income from the Funds is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income distributions, capital gain distributions, and any gain realized upon the sale of shares of the Funds will be subject to U.S. federal income tax at the rates applicable to U.S. citizens or U.S. corporations.

In the case of a noncorporate foreign shareholder, the Funds may be required to withhold U.S. federal income tax at a rate of 31% on distributions that are otherwise exempt from withholding (or taxable at a reduced treaty rate), unless the shareholder furnishes the Funds with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty might be different from those described herein.

The tax rules of other countries with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These foreign rules are not discussed herein. Foreign shareholders are urged to consult their own tax advisers as to the consequences of foreign tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of foreign taxes and related matters.

G.       STATE AND LOCAL TAXES

The tax rules of the various states of the U.S. and their local jurisdictions with respect to distributions from the Funds can differ from the rules for U.S. federal income taxation described above. These state and local rules are not discussed herein. Shareholders are urged to consult their tax advisers as to the consequences of state and local tax rules with respect to an investment in the Funds, distributions from the Funds, the applicability of state and local taxes and related matters.

8.       OTHER MATTERS

A.       GENERAL

1.   GENERAL INFORMATION

The Cutler Trust was organized as a business trust under the laws of the State of Delaware on October 2, 1992. The Trust has operated under that name and as an investment company since that date.

The Cutler Trust is registered as an open-end, management investment company under the 1940 Act. The Trust is diversified as that term is defined by the 1940 Act. The Trust offers shares of beneficial interest in its two series. Cutler Value Fund was formerly known as Cutler Approved List Equity Fund. Cutler Core Fund was formerly known as Cutler Equity Income Fund.

The Trust has an unlimited number of authorized shares of beneficial interest. The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust will continue indefinitely until terminated.


Not all Funds of the Trust may be available for sale in the state in which you reside. Please check with your investment professional to determine a Fund's availability.

The Adviser, FFS and the Trust have adopted codes of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Funds and the personnel of the Trust, Adviser and FFS. Revised codes for the Trust and Adviser will be reviewed by the Board to ensure compliance with the recent amendments to Rule 17j-1 at its next regularly scheduled meeting.


2.   SHAREHOLDER VOTING AND OTHER RIGHTS

Each share of the Funds has equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately. Delaware law does not require the Funds to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law. There are no conversion or preemptive rights in connection with shares of the Funds.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a Fund is entitled to the shareholder's pro rata share of all distributions arising from the Fund's assets and, upon redeeming shares, will receive the portion of the Fund's net assets represented by the redeemed shares.

Shareholders representing 25% or more of a Fund's outstanding shares may, as set forth in the Trust Instrument, call meetings of the Fund for any purpose related to the Fund, including, in the case of a meeting of the Fund, the purpose of voting on removal of one or more Trustees.

3.       CERTAIN REORGANIZATION TRANSACTIONS

A Fund may be terminated upon the sale of its assets to, or merger with, another open-end, management investment company or series thereof, or upon liquidation and distribution of its assets. Generally such terminations must be approved by the vote of the holders of a majority of the outstanding shares of the Fund. The Trustees may, without prior shareholder approval, change the form of organization of the Funds by merger, consolidation or incorporation.

B.       FUND OWNERSHIP

As of June 30, 1999, the percentage of shares owned by all officers and Trustees of the Trust as a group was less than 1% of the shares of the Funds.

Also as of that date, certain shareholders of record owned 5% or more of a class of shares of the Funds. These shareholders and any shareholder known by the Funds to own beneficially 5% or more of a class of shares of the Funds are listed in Table 6 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Funds. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of June 30, 1999, the following persons beneficially owned 25% or more of the shares of the Funds and may be deemed to control the Funds. For each person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company's parents are listed.

CONTROLLING PERSON INFORMATION

SHAREHOLDER                                                              PERCENTAGE OF SHARES OWNED
 .......................................................... ........................................................
CUTLER CORE FUND
NONE                                                                                  0
 .......................................................... ........................................................
CUTLER VALUE FUND
NONE                                                                                  0

C.       LIMITATIONS ON SHAREHOLDERS' AND TRUSTEES' AND OFFICERS' LIABILITY

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Funds believe that the securities regulators of some states, however, have indicated that they and the courts in their state may decline to apply Delaware law on this point.

The By-laws of the Trust provide that the Trustees and officers shall be indemnified to the fullest extent consistent with applicable laws. However, any Trustee or officer will not be protected against liability to the Funds or their shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.       REGISTRATION STATEMENT

This SAI and the Prospectus do not contain all the information included in the Funds' registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, and reference is made to the copy of such contract or other documents filed as exhibits to the registration statement.

E.       FINANCIAL STATEMENTS

The financial statements of the Funds for the year ended June 30, 1999 included in the Annual Report to shareholders of the Funds are incorporated herein by reference. These financial statements only include the schedule of investments, statement of assets and liabilities, statement of operations, statement of changes in net assets, financial highlights, notes and independent auditors' report.

APPENDIX A   DESCRIPTION OF SECURITIES RATINGS

A.       CORPORATE BONDS (INCLUDING CONVERTIBLE BONDS)

1.   MOODY'S INVESTORS SERVICE, INC.

  AAA Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

  AA Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risk appear somewhat larger than the Aaa securities.

  A Bonds that are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

  BAA Bonds that are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

  BA        Bonds  that are rated Ba are  judged to have  speculative  elements;
            their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

  B Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

  CAA Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Ca Bonds that are rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

  C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

  NOTE Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.   STANDARD AND POOR'S CORPORATION

AAA An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB          An obligation rated BBB exhibits  adequate  protection  parameters.
             However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

NOTE Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, large uncertainties or major exposures to adverse conditions may outweigh these.

BB An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC An obligation rated CC is currently highly vulnerable to nonpayment.

C The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

NOTE Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

             The `r' symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns that are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

3.   DUFF & PHELPS CREDIT RATING CO.

AAA Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+          High credit quality. Protection factors are strong. Risk is modest
AA           but may vary slightly from time to time because of economic conditions.

A+,A,        Protection  factors are average but adequate. However, risk factors
A-           are more variable in periods of greater economic stress.

BBB+         Below-average protection factors but still considered sufficient
BBB          for prudent investment. Considerable variability in risk during
BBB-         economic cycles.


BB+          Below investment grade but deemed likely to meet obligations when
BB           due.  Present  or  prospective   financial   protection   factors
BB-          fluctuate according to industry  conditions.  Overall quality may move up or down frequently within this category.

B+           Below  investment grade and possessing risk that obligations will
B            not be met when due. Financial  protection factors will fluctuate
B-           widely according to economic cycles,  industry  conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC Well below investment-grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

DP            Preferred stock with dividend arrearages.


4.   FITCH IBCA, INC.

INVESTMENT GRADE

AAA Highest credit quality. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA Very high credit quality. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A High credit quality. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB Good credit quality. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

SPECULATIVE GRADE

BB Speculative. `BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B Highly speculative. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC,        High default risk. Default is a real possibility. Capacity for
CC, C       meeting  financial  commitments  is solely  reliant upon  sustained, favorable business or economic developments. A `CC' rating indicates that default of some kind appears probable. `C' ratings signal imminent default.

DDD, DD,    Default.  Securities are not meeting current  obligations and are
D           extremely speculative. `DDD' designates the highest potential for recovery of amounts outstanding on any securities  involved.  For
            U.S. corporates, for example, `DD' indicates expected recovery of 50% - 90% of such outstandings and `D' the lowest recovery potential, i.e. below 50%.

B.       PREFERRED STOCK

1.   MOODY'S INVESTORS SERVICE

AAA An issue that is rated "aaa" is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

AA An issue that is rated "aa" is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A An issue which is rated "a" is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater then in the "aaa" and "aa" classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

BAA An issue that is rated "baa" is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

BA An issue which is rated "ba" is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B An issue that is rated "b" generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

CAA An issue that is rated "caa" is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

CA An issue that is rated "ca" is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C            This is the lowest rated class of preferred  or  preference  stock.
             Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE Moody's applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

2.   STANDARD & POOR'S

AAA This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA A preferred stock issue rated AA also qualifies as a high-quality, fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B,       Preferred stock rated BB, B, and CCC is regarded,  on balance, as
CCC          predominantly  speculative with respect to the issuer's  capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, large uncertainties or major risk exposures to adverse conditions outweigh these.

CC The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C            A preferred stock rated C is a nonpaying issue.

D A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R. This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular type of obligation as a matter of policy.

NOTE Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C.       SHORT TERM RATINGS

1.   MOODY'S INVESTORS SERVICE

  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

  PRIME-1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
                o Leading market positions in well-established industries.
                o High rates of return on funds employed.
                o Conservative  capitalization  structure with moderate reliance on debt and ample asset protection.
                o Broad margins in earnings coverage  of fixed financial charges and high  internal  cash generation.
                o Well-established  access to a range of financial  markets and assured sources of alternate liquidity.

  PRIME-2 Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

  PRIME-3 Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

  NOT
  PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

2.   STANDARD & POOR'S

A-1 A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2 A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3 A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties that could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

3.   FITCH IBCA, INC.

F1 Obligations assigned this rating have the highest capacity for timely repayment under Fitch IBCA's national rating scale for that country, relative to other obligations in the same country. This rating is automatically assigned to all obligations issued or guaranteed by the sovereign state. Where issues possess a particularly strong credit feature, a "+" is added to the assigned rating.

F2 Obligations supported by a strong capacity for timely repayment relative to other obligors in the same country. However, the relative degree of risk is slightly higher than for issues classified as `A1' and capacity for timely repayment may be susceptible to adverse change sin business, economic, or financial conditions.

F3 Obligations supported by an adequate capacity for timely repayment relative to other obligors in the same country. Such capacity is more susceptible to adverse changes in business, economic, or financial conditions than for obligations in higher categories.

B Obligations for which the capacity for timely repayment is uncertain relative to other obligors in the same country. The capacity for timely repayment is susceptible to adverse changes in business, economic, or financial conditions.

C Obligations for which there is a high risk of default to other obligors in the same country or which are in default.

APPENDIX B   MISCELLANEOUS TABLES


TABLE 1 - INVESTMENT ADVISORY FEES

The following Table shows the dollar amount of fees paid to the Adviser.


                                                  ADVISORY FEE PAID
 ............................................. .......................
CUTLER CORE FUND
     Year Ended June 30, 1999                        $560,854
     Year Ended June 30, 1998                        520,630
     Year Ended June 30, 1997                        385,655
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $285,783
     Year Ended June 30, 1998                        279,760
     Year Ended June 30, 1997                        230,877

TABLE 2 - ADMINISTRATION FEES

The following Table shows the dollar amount of fees paid to FAdS.


                                                 ADMINISTRATION FEE
                                                       PAID
 ............................................. .......................
CUTLER CORE FUND
     Year Ended June 30, 1999                        $74,781
     Year Ended June 30, 1998                         69,417
     Year Ended June 30, 1997                         51,421
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $38,104
     Year Ended June 30, 1998                         37,301
     Year Ended June 30, 1997                         30,783


TABLE 3 - ACCOUNTING FEES

The following Table shows the dollar amount of fees paid to FAcS.


                                                ACCOUNTING FEE PAID
 ............................................. .......................
CUTLER CORE FUND
     Year Ended June 30, 1999                        $38,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         37,000
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $40,000
     Year Ended June 30, 1998                         39,000
     Year Ended June 30, 1997                         44,000

TABLE 4 - TRANSFER AGENCY FEES

The following table shows the dollar amount of shareholder service fees paid to the Transfer Agent.


                                                TRANSFER AGENCY FEE
                                                       PAID
 ............................................. .......................
CUTLER CORE FUND
     Year Ended June 30, 1999                        $17,138
     Year Ended June 30, 1998                         16,912
     Year Ended June 30, 1997                         15,479
CUTLER VALUE FUND
     Year Ended June 30, 1999                        $15,272
     Year Ended June 30, 1998                         14,938
     Year Ended June 30, 1997                         14,317

TABLE 5 - COMMISSIONS

The following table shows the aggregate brokerage commissions with respect to the Funds.


                                               AGGREGATE COMMISSION
                                                       PAID
 ............................................. ......................
CUTLER CORE FUND

Period Ended December 31, 1999                       $57,000
     Year Ended June 30, 1999                       $ 79,706
     Year Ended June 30, 1998                        124,242
     Year Ended June 30, 1997                         25,417

CUTLER VALUE FUND

Period Ended December 31, 1999                       $86,000
     Year Ended June 30, 1999                        $86,708
     Year Ended June 30, 1998                         38,272
     Year Ended June 30, 1997                          9,110


TABLE 6 - 5% SHAREHOLDERS

The following table lists the persons who owned of record 5% or more of the outstanding shares of the Funds as of June 30, 1999.


NAME AND ADDRESS                                 SHARES        % OF FUND
 ............................................. .............. ..............
CUTLER CORE FUND
Enterprise Trust & Investment Co TTEE           543,132.851         11.28%
For Big Creek Lumber Profit Sharing
Ms. Ellen McCrary

3654 Highway 1
Davenport, CA  95017

APPENDIX C  PERFORMANCE DATA

TABLE 1 - TOTAL RETURNS

The average annual total returns of the Fund for the periods ended June 30, 1999, were as follows:

TOTAL RETURNS

CUTLER CORE FUND


  ONE YEAR     FIVE YEARS    TEN YEARS   SINCE INCEPTION

   11.84%        20.66%          -           16.06%


CUTLER VALUE FUND


  ONE YEAR     FIVE YEARS    TEN YEARS   SINCE INCEPTION

   17.04%        22.32%          -           17.49%

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS

(a)      Trust Instrument of Registrantdated October 2, 1992 (see Note 1).

(b)      By-Laws of Registrant dated October 2, 1992 (see Note 1).

(c)      None.

(d) Investment Advisory Agreement between Registrant and Cutler & Company, LLC dated December 31, 1992, and restated May 1, 1996 (see Note 2).


(e) Distribution Agreement between Registrant and Forum Fund Services, LLC. dated November 1, 1999 (see Note 3).


(f)      None.


(g) Custodian Agreement between Registrant and Forum Trust, LLC dated as of April 20, 1999 (see Note 4).


(h)(1)   Management   Agreement  between  Registrant  and  Forum  Administrative
         Services, LLC dated September 11, 1996 (see Note 2).

   (2) Transfer Agency and Services Agreement between Registrant and Forum Shareholder Services, LLC dated September 28, 1998 (see Note 2).

   (3) Fund Accounting Agreement between Registrant and Forum Accounting Services, LLC dated October 1, 1997 (see Note 2).

   (4) Shareholder Service Plan adopted by Registrant dated January 3, 1996 as amended November 25, 1997 (see Note 2).

   (5) Shareholder Service Agreement between Forum Administrative Services, LLC and Bidwell & Co. dated December 17, 1997 (see Note 2).

(i)  (1) Opinion of counsel (see Note 1).


(2)      Consent of Dechert Price & Rhoads (see Note 3).

(j)      Consent of independent auditor (filed herewith).


(k)      None.

(l)      Investment Representation letter (see Note 1).

(m)      None.


(n)      None.

(p)  (1)  Code of Ethics adopted by The Cutler Trust (filed herewith).

     (2)  Code of Ethics adopted by Cutler & Company, LLC (filed herewith).

     (3)  Code of Ethics adopted by Forum Fund Services, LLC (filed herewith).


Other Exhibits


         Power of attorney, Kenneth R. Cutler, Trustee (see Note 4).

         Power of attorney, Brooke Ashland, Trustee (see Note 4).

         Power of attorney, Hatten S. Yoder, Jr., Trustee (see Note 4).

         Power of attorney, Robert B. Watts, Jr., Trustee (see Note 4).
--------------------------------------------------------------------------------


Notes:

1. Exhibit incorporated by reference as filed in Post-Effective Amendment No. 4 via EDGAR on March 8, 1996, accession number 0000912057-96-004156.

2. Exhibit incorporated by reference as filed in Post-Effective Amendment No. 8 via EDGAR on October 29, 1998, accession number
        0001004402-98-000574.


3. Exhibit incorporated by reference as filed in Post-Effective Amendment No. 10 via EDGAR on October 29, 1999, accession number
        0001004402-99-000421.

4. Exhibit incorporated by reference as filed in Post-Effective Amendment No. 9 via EDGAR on August 31, 1999, accession number
        0001004402-99-000370.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25.  INDEMNIFICATION

         The general effect of Section 10.02 of the Registrant's Trust Instrument is to indemnify existing or former trustees and officers of the Trust to the fullest extent permitted by law against liability and expenses. There is no indemnification if, among other things, any such person is adjudicated liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. This description is modified in its entirety by the provisions of Section
         10.02 of the Registrant's Trust Instrument.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         The description of Cutler & Company, LLC under the caption "Management of the Trust" in both the Prospectus and the Statement of Additional
         Information, constituting Parts A and B, respectively, of this Registration Statement, is incorporated by reference herein.

         The following are the managing members of Cutler & Company, LLC, including their business connections that are of a substantial nature. The address of Cutler & Company, LLC is 503 Airport Road, Medford, Oregon 97504.

         Name                                  Title                              Business Connection
         ..................................... .................................. ...................................
         Brooke Cutler Ashland                 Chief Executive Officer            Cutler & Company, LLC
         ..................................... .................................. ...................................

         ..................................... .................................. ...................................
         Stephen F. Brennan                    Director of Marketing              Cutler & Company, LLC
         ..................................... .................................. ...................................
         William G. Gossard                    Director of Fixed Income,          Cutler & Company, LLC
                                               Investment Committee Member
         ..................................... .................................. ...................................
         Carol S. Fischer                      Chief Operating Officer            Cutler & Company, LLC


ITEM 27.  PRINCIPAL UNDERWRITERS

(a) Forum Fund Services, LLC, Registrant's underwriter, serves as underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:


         Forum Funds                                   Sound Shore Fund, Inc.
         Memorial Funds                                TrueCrossing Funds
         Monarch Funds



(b) The following officer of Forum Fund Services, LLC holds the following positions with Registrant. His business address is Two Portland Square, Portland, Maine

                         NAME                     POSITION WITH UNDERWRITER            POSITION WITH REGISTRANT
         ------------------------------------- ---------------------------------- -----------------------------------

                    John Y. Keffer                         Director                     President and Trustee

         ------------------------------------- ---------------------------------- -----------------------------------

(c)      Not Applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

         Accounts and records required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder, are maintained at the offices of Forum Administrative Services, LLC, Two Portland Square, Portland, Maine 04101, and Forum Shareholder Services, LLC, Two Portland Square, Portland, Maine 04101. Accounts and records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant's custodian. Accounts and records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant's adviser, as listed in
         Item 26 hereof.

ITEM 29.  MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.  UNDERTAKINGS

         None.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this amendment to Registrant's registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Portland, State of Maine on March 31, 2000.


                                         THE CUTLER TRUST


                                         By: /s/ John Y. Keffer
                                            -------------------
                                                 John Y. Keffer, President


Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons on March 31, 2000.


Principal Executive Officer

         /s/ John Y. Keffer
         John Y. Keffer, President

Principal Financial Officer

         /s/ Dawn Taylor
         Dawn Taylor, Assistant Treasurer

(c)      All of the Trustees

         /s/ John Y. Keffer
         John Y. Keffer, Trustee

         Brooke R. Ashland*, Trustee
         Kenneth R. Cutler*, Trustee
         Hatten S. Yoder, Jr.*, Trustee
         Robert B. Watts, Jr.*, Trustee

         By: /s/ David I. Goldstein
            -----------------------
         David I. Goldstein, Attorney in fact*

Pursuant to powers of attorney filed as Other Exhibits (a), (b), (c) and (d) to this Registration Statement.

                               INDEX TO EXHIBITS

(j)       Consent of Independent Auditors

(p)(1)    Code of Ethics adopted by the Cutler Trust

(p)(2)    Code of Ethics adopted by Cutler & Company, LLC.

(p)(3)    Code of Ethics adopted by Forum Fund Services, LLC

                                                                     Exhibit (j)


Independent Auditors' Consent




We consent to the use of our report dated August 6, 1999 for the Cutler Trust incorporated herein by reference into the statement of additional information and to the references to us under the headings, "Financial Highlights" in the prospectus and "Independent Auditors" in the statement of additional information.




/s/ Deloitte & Touche, LLP

Boston, Massachusetts
March 31, 2000

                                                                  Exhibit (p)(1)


                                THE CUTLER TRUST
                                 CODE OF ETHICS
                                 December, 1995


INTRODUCTION

         This Code of Ethics has been adopted by The Cutler Trust (the "Trust") with respect to each of its investment portfolios (each a "Portfolio") to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Portfolio may abuse their fiduciary duties to the Portfolio and to deal with other types of conflict of interest situations.

         No access person (as defined below) shall use any information concerning the investments or investment intentions of a Portfolio, or his or her ability to influence such investment intentions, for personal gain or in a manner detrimental to the interests of a Portfolio. In addition, no access person shall, directly or indirectly in connection with the purchase or sale of a security held or being considered for purchase or sale by a Portfolio:

         (i)   employ any device, scheme or artifice to defraud the Portfolio;

         (ii) make to the Portfolio, or the Portfolio's investment adviser or distributor, any untrue statement of a material fact or omit to state to any of the foregoing a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

         (iii) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon the Portfolio; or

         (iv) engage in any manipulative practice with respect to the Portfolio.

SECTION 1.  DEFINITIONS

         (a) "access person" means: any trustee, officer or advisory person of the Trust.

         (b) "access person account" means any securities account in which an access person has a direct or indirect beneficial interest.

         (c)  "Act" means the Investment Company Act of 1940, as amended.

         (d)  "advisory person" means, with respect to Trust:

         (i) any employee of the Trust or of any company in a control relationship with the Trust who, in connection with the employee's regular functions or duties, makes, participates in or obtains information regarding the purchase or sale of a security by the Trust, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

         (ii) any natural person in a control relationship to the Trust that obtains information concerning recommendations made to the Trust with regard to the purchase or sale of a security.

         (e) "being considered for purchase or sale" means, with respect to a security, when a recommendation to purchase or sell that security has been communicated and, with respect to the person making the recommendation, when that person seriously considers making the recommendation.

         (f) "beneficial owner" shall have the same meaning as that set forth in Rule 16a-1(a) under the Securities Exchange Act of 1934, as amended, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires. A beneficial owner of a security is any person who, directly or indirectly,

         (i) through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power (including the power to direct voting) or investment power (including the power to direct a disposition) in the security or

         (ii) through any contract, arrangement, understanding, relationship or otherwise, has or shares a direct or indirect pecuniary interest (the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities) in a security.

         (g) "control" shall mean the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.

         (h) "security" shall mean a "security" as defined in Section 2(a)(36) of the Act; provided, however, that the term security shall not include:

         (i) obligations issued or guaranteed by the U.S. Treasury or any other "Government security" as defined in Section 2(a)(16) of the Act with a remaining maturity of 12 months or less;

         (ii) bankers' acceptances and bank certificates of deposit;

         (iii) commercial paper;

         (iv) repurchase agreements covering any of the foregoing;

         (v) other money market instruments as determined by the Trust's Board of Trustees; and

         (vi)     shares of registered open-end investment companies.

         SECTION 2.  PROHIBITED TRANSACTIONS

         (a) Access Person Account Prohibitions. No access person account may purchase or sell any security if, to the knowledge of any access person having any beneficial ownership in the access person account, that security (i) is being considered for purchase or sale by any Portfolio, (ii) is being purchased or sold by any Portfolio, or (iii) has been purchased or sold by any Portfolio within the preceding 5 business days. These prohibitions shall not apply if the access person obtains advance clearance of the transaction in accordance with the procedures in Section 3(b).

         (b) Clearance of Transactions. The prohibitions of Section 3(a) shall not apply to:

         (i) purchases or sales affected in any account over which an access person has no direct or indirect influence or control;

         (ii) purchases which are part of an automatic dividend reinvestment plan;

         (iii) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer; or

         (iv) purchases or sales that are determined to be unlikely to have any economic impact on the Trust or on a Portfolio's ability to purchase or sell securities of the same type or other securities of the same issuer. Any such determination shall be made by an appropriate officer of the investment adviser to the subject Portfolio (such officer to have no personal interest in the subject transaction) and must be obtained in writing no more than 10 business days prior to the purchase or sale of a security. Among other things, the following factors should be considered in determining whether or not a proposed transaction should be allowed:

                  (A) whether the amount or nature of the transaction or person making it is likely to affect the price or market for the security;

                  (B) whether the individual making the proposed purchase or sale is likely to benefit from purchases or sales being made or being considered by the Portfolio;

                  (C) whether the security proposed to be purchased or sold is one that would qualify for purchase or sale by the Portfolio;

         (c) Undue Influence; Disclosure of Personal Interest. No access person shall cause or attempt to cause any Portfolio to purchase, sell or hold any security in a manner calculated to create any personal benefit to the access person or any access person account. No access person shall recommend any securities transactions for a Portfolio without having disclosed his or her interest, if any, in such securities or the issuer thereof, including, without limitation, (i) his or her direct or indirect beneficial ownership of any securities of such issuer, (ii) any position with such issuer or its affiliates and (iii) any present or proposed business relationship between such issuer or its affiliates, on the one hand, and such person or any party in which such person has a significant interest, on the other hand.

         (d) Corporate Opportunities. All access persons are expressly prohibited from taking personal advantage of any opportunity properly belonging to a Portfolio.

         (e) Confidentiality. Except as required in the normal course of carrying out an access person's business responsibilities, access persons are prohibited from revealing information relating to the investment intentions or activities of any Portfolio, or securities that are being considered for purchase or sale on behalf of any Portfolio.

         SECTION 3.  REPORTING REQUIREMENTS

         (a) Access Person Reporting. All access persons must report the information described in Section 3(b) with respect to transactions in any security in which the access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership. All access persons of the Trust must report to the Secretary of the Trust unless they are otherwise required to report to the distributor or an investment adviser of the Trust pursuant to a Code of Ethics adopted by those entities. No person is required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control.

         (b) Trustee Reporting. A trustee of the Trust who is not an interested person of the Trust as defined in Section 2(a)(19) of the Act need only report a transaction if at the time of the transaction the trustee knew or, in the ordinary course of fulfilling his or her official duties as a trustee should have known, that, during the 15 day period immediately preceding or after the date of the transaction in a security by the trustee, such security is or was purchased or sold by a Portfolio or such purchase or sale is or was being considered for purchase or sale by a Portfolio or an investment adviser to a Portfolio.

        (c) Report Contents. Every report shall be made no later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

         (i) the date of the transaction, the title and number of shares, and the principal amount of each security involved;

         (ii) the nature of the transaction (i.e., purchase, sale or other type of acquisition or disposition);

         (iii)    the price at which the transaction was effected; and

         (iv) the name of the broker, dealer or bank with or through whom the transaction was effected.

        (d) Report Qualification. Any report may contain a statement that the report shall not be construed as an admission by the person making the report that he or she has any direct or indirect beneficial ownership in the securities to which the report relates.

SECTION 4.  MISCELLANEOUS

         (a) Notification Of Access Persons. The Secretary of each Trust shall identify all access persons of the Trust and inform them of this Code of Ethics and shall inform those access persons who are required to make reports to the Secretary of their reporting requirements. Appendix A, as it may be amended from time to time by the Secretary of the Trust is a list of access persons who must report to the Secretary pursuant to Section 3 hereof.

         (b) Sanctions. Upon discovering a violation of this Code of Ethics the Board of Trustees of the Trust may impose such sanctions as it deems appropriate, including, among other things, a letter of censure or suspension or termination of the employment of the violator.

         (c) Required Records. The Trust shall maintain and cause to be maintained in an easily accessible place a copy of any Code of Ethics adopted by a Portfolio pursuant to Rule 17j-1 under the Act which has been in effect during the previous five (5) years. With respect to those access persons reporting to the Secretary, the Trust shall maintain and cause to be maintained:

         (i) a record of any violation of any Code of Ethics adopted by the Trust pursuant to Rule 17j-1 under the Act and of any action taken as a result of such violation, each for a period of not less than six years in an easily accessible place;

         (ii) a copy of each report made a period of not less than six years, the first three years in an easily accessible place; and

         (iii) a list of all persons who are, or within the past five years have been, required to make reports pursuant to any Code of Ethics adopted by a Portfolio pursuant to Rule 17j-1 under the Act, in an easily accessible place.

         (d) Reporting. At least annually the Secretary shall report to the Board of Trustees of the Trust on all matters relating to the operation of this Code.

                                THE CUTLER TRUST
                                 CODE OF ETHICS

                                   APPENDIX A
               ACCESS PERSONS REQUIRED TO REPORT TO THE SECRETARY



                            Dr. Hatten S. Yoder, Jr.

                                                                  Exhibit (p)(2)
                             CUTLER & COMPANY, INC.
                                 CODE OF ETHICS
                                 DECEMBER, 1995


INTRODUCTION

         This Code of Ethics has been adopted by Cutler & Company, Inc., ("Cutler") with respect to its investment advisory services to each investment portfolio of The Cutler Trust (the "Trust"), the registered management investment company for which it serves in that capacity (the "Funds") and with respect to its investment advisory services to other clients (collectively with the Funds "Clients") to establish standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Client may abuse their fiduciary duties to the Client and to deal with other types of conflict of interest situations.

         No access person (as defined below) shall use any information concerning the investments or investment intentions of a Client, or his or her ability to influence such investment intentions, for personal gain or in a manner detrimental to the interests of a Client. In addition, no access person shall, directly or indirectly:

         (i) employ any device, scheme or artifice to defraud a Client or engage in any manipulative practice with respect to a Client;

         (ii) make to a Client any untrue statement of a material fact or omit to state to a Client a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; or

         (iii) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon a Client.

SECTION 1.  DEFINITIONS

         (a)      advisory representative means:

         (i)      each partner, director or officer of Cutler;

         (ii) any employee of Cutler who makes any recommendation, who participates in the determination of which recommendation shall be made, or whose functions or duties relate to the determination of which recommendation shall be made;

         (iii) any employee of Cutler who, in connection with the employee's duties, obtains any information concerning which securities are being recommended prior to the effective dissemination of such recommendations or of the information concerning such recommendations; and

         (iv) any of the following persons who obtain information concerning securities recommendations being made by Cutler prior to the effective dissemination of such recommendations or of the information concerning such recommendations: (A) persons controlling Cutler, (B) affiliates of persons controlling Cutler and (C) and any affiliates of the persons listed in clause (B).

         (b) access person means each general partner, director, officer and advisory person of Cutler and each employee of Cutler who acts as an officer of the Trust.

         (c)  Account  means  any  securities   account  in  which  an  advisory
representative or access person has a direct or indirect beneficial interest.

         (d)      Act means the Investment Company Act of 1940, as amended.

         (e) advisory person means any employee of Cutler who, in connection with the person's regular functions or duties, makes, participates in or obtains information regarding the purchase or sale of a security by a Fund, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and any natural person who controls Cutler and who obtains information concerning recommendations made to a Fund with regard to the purchase or sale of a security.

         (f) being considered for purchase or sale means, with respect to a security, when a recommendation to purchase or sell that security has been communicated and, with respect to the person making the recommendation, when that person seriously considers making the recommendation.

         (g) beneficial owner shall have the same meaning as that set forth in Rule 16a-1(a) under the Securities Exchange Act of 1934, as amended, except that the determination of direct or indirect beneficial ownership shall apply to all securities which an access person has or acquires. A beneficial owner of a security is any person who, directly or indirectly,

         (i) through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power (including the power to direct voting) or investment power (including the power to direct a disposition) in the security or

         (ii) through any contract, arrangement, understanding, relationship or otherwise, has or shares a direct or indirect pecuniary interest (the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities) in a security.

         (h) security shall mean a "security" as defined in Section 2(a)(36) of the Act; provided, however, that the term security shall not include:

         (i)      obligations issued or guaranteed by the U.S. Treasury;

[CARVEOUTS UNDER 17J-1; DO THEY APPLY IN 204-2(12)

         (II)     BANKERS' ACCEPTANCES AND BANK CERTIFICATES OF DEPOSIT;

         (III)    COMMERCIAL PAPER;

         (IV)     REPURCHASE AGREEMENTS COVERING ANY OF THE FOREGOING; AND

         (V)      SHARES OF REGISTERED OPEN-END INVESTMENT COMPANIES.]

SECTION 2.  PROHIBITED TRANSACTIONS

         (a) Prohibitions. No Account may purchase or sell any security if, to the knowledge of any access person or advisory representative having any beneficial ownership in the Account, that security (i) is being considered for purchase or sale by a Client, (ii) is being purchased or sold by a Client, or
(iii) has been purchased or sold by a Client within the preceding 5 business days. These prohibitions shall not apply if the person obtains advance clearance of the transaction in accordance with the procedures in Section 2(b).

         (b) Clearance of Transactions. The prohibitions of Section 2(a) shall not apply to:

         (i) purchases or sales effected in any account over which the access person or advisory representative has no direct or indirect influence or control, including purchases which are part of an automatic dividend reinvestment plan and purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer; or

         (ii) purchases or sales that are determined to be unlikely to have any economic impact on a Fund's ability to purchase or sell securities of the same type or other securities of the same issuer. Any such determination shall be made by the chief compliance officer or his designee (such person to have no personal interest in the subject transaction) and must be obtained in writing no more than 10 business days prior to the purchase or sale of a security. Among other things, the following factors should be considered in determining whether or not a proposed transaction should be allowed:

                  (A) whether the amount or nature of the transaction or person making it is likely to affect the price or market for the security;

                  (B) whether the individual making the proposed purchase or sale is likely to benefit from purchases or sales being made or being considered by the Fund;

                  (C) whether the security proposed to be purchased or sold is one that would qualify for purchase or sale by the Fund; and

                  (D)      the effect on all Clients.

         (c) Undue Influence; Disclosure of Personal Interest. No access person or advisory representative shall cause or attempt to cause any Client to purchase, sell or hold any security in a manner calculated to create any personal benefit to the access person or any Account. No access person or advisory representative shall recommend any securities transactions for a Client without having disclosed his or her interest, if any, in such securities or the issuer thereof, including, without limitation, (i) his or her direct or indirect beneficial ownership of any securities of such issuer, (ii) any position with such issuer or its affiliates and (iii) any present or proposed business relationship between such issuer or its affiliates, on the one hand, and such person or any party in which such person has a significant interest, on the other hand.

         (d) Corporate Opportunities. All access persons or advisory representatives are expressly prohibited from taking personal advantage of any opportunity properly belonging to a Client.

         (e) Confidentiality. Except as required in the normal course of carrying out an access person's or advisory representative's business responsibilities, access persons and advisory representatives are prohibited from revealing information relating to the investment intentions or activities of any Client, or securities that are being considered for purchase or sale on behalf of any Client.

SECTION 3.  REPORTING REQUIREMENTS

         (a) Reporting. All access persons and advisory representatives must report the information described in Section 3(b) with respect to transactions in any security in which the person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership. No person is required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control. The filing of duplicate confirms and statements on all securities transactions shall be deemed to satisfy these reporting requirements.

         (b) Report Contents. Every report shall be made by submitting a duplicate confirmation to the chief compliance officer, which shall be submitted no later than 10 days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain, at a minimum, the following information:

         (i) the date of the transaction, the title and number of shares, and the principal amount of each security involved;

         (ii) the nature of the transaction (i.e., purchase, sale or other type of acquisition or disposition);

         (iii)    the price at which the transaction was effected; and

         (iv) the name of the broker, dealer or bank with or through whom the transaction was effected.

         (c) Report Qualification. Any report may contain a statement that the report shall not be construed as an admission by the person making the report that he or she has any direct or indirect beneficial ownership in the securities to which the report relates.

         (d) Other Policies and Related Procedures. The reports required herein are in addition to any reports that may be required under other policies and procedures of Cutler.

SECTION 4.  MISCELLANEOUS

         (a) Notification. The chief compliance officer shall inform each access person and advisory representative of the requirements of this Code of Ethics.

         (b) Sanctions. Upon discovering a violation of this Code, Cutler may impose such sanctions as it deems appropriate, including, among other things, a letter of censure or suspension or termination of the employment of the violator. At least annually, Cutler shall notify the board of trustees of the Trust of each violation of this Code with respect to the Funds by any of its access persons and of any sanctions applied with respect thereto.

         (c) Required Records. The chief compliance officer shall maintain and cause to be maintained:

         (i) a record of any violation of any Code of Ethics adopted by Cutler and of any action taken as a result of such violation, each for a period of not less than six years in an easily accessible place;

         (ii) a copy of each report made for a period of not less than six years, the first three years in an easily accessible place;

         (iii) a list of all persons who are, or within the past five years have been, required to make reports pursuant to any Code of Ethics adopted by Cutler, in an easily accessible place; and

         (iv) a signed acknowledgment by each person who is then an access person or advisory representative, in the form of Attachment A.

                             CUTLER & COMPANY, INC.
                                 CODE OF ETHICS

                                  ATTACHMENT A
                                 ACKNOWLEDGMENT


I have read and I understand the Cutler & Company, Inc. Code of Ethics, dated December, 1995 and will comply with it in all respects.




                       Signature                               Date



                     Printed Name

THIS FORM MUST BE COMPLETED AND RETURNED TO THE CHIEF COMPLIANCE OFFICER.

                             CUTLER & COMPANY, INC.
                                 CODE OF ETHICS

                                  ATTACHMENT B
                 LIST OF ACCESS PERSONS/ADVISORY REPRESENTATIVES


As of [date]:
         [full name]
         [full name]
         [full name](ending [date])
         [full name]
         [full name](ending [date])
         [full name](ending [date])

As of [date]:
         [full name](ending [date])

As of [date]:
         [full name]

etc.

                                                                  Exhibit (p)(3)

                         FORUM INVESTMENT ADVISORS, LLC
                            FORUM FUND SERVICES, LLC
                                 CODE OF ETHICS
                           AS AMENDED JANUARY 17, 2000


INTRODUCTION

         This Code of Ethics (the "Code") has been adopted by Forum Fund Services, LLC ("FFS") and Forum Investment Advisors, LLC ("FIA" and collectively with FFS, "Forum"). This Code pertains to Forum's investment advisory and distribution services to registered management investment companies or series thereof (each a "Fund"). In addition, this Code applies to employees of Forum's commonly controlled companies who serve as officers of a Fund. This Code establishes standards and procedures for the detection and prevention of activities by which persons having knowledge of the investments and investment intentions of a Fund may abuse their fiduciary duties to the Fund and addresses other types of conflict of interest situations. Definitions of underlined terms are included in Appendix A.

1.       POLICY STATEMENT

         Forum forbids any Access Person, Investment Personnel or Fund Officer from engaging in any conduct which is contrary to this Code. In addition, due to their positions, Forum also forbids any Access Person or Investment Personnel from engaging in any conduct which is contrary to Forum's Insider Trading Policy and Related Procedures. In addition, many persons subject to the Code are also subject to the other restrictions or requirements which affect their ability to open securities accounts, effect securities transactions, report securities transactions, maintain information and documents in a confidential manner and other matters relating to the proper discharge of your obligations to Forum. These include contractual arrangements with Forum, policies adopted by Forum concerning confidential information and documents and FFS' Compliance and Supervisory Procedures Manual.

         Forum has always held itself and its employees to the highest ethical standards. While this Code is only one manifestation of those standards, compliance with its provisions is essential. Failure to comply with this Code is a very serious matter and may result in disciplinary action being taken. Such action can include among other things, monetary fines, disgorgement of profits, suspension or even termination of employment.

2.       WHO IS COVERED BY THIS CODE

          (a) All Access Persons and Investment Personnel, in each case only with respect to those Funds as listed on Appendix B.

          (b) Fund Officers, but only with respect to those Funds for which they serve as Fund Officers as listed in Appendix B.

3.       PROHIBITED TRANSACTIONS

         (A) PROHIBITION AGAINST FRAUDULENT CONDUCT. It is unlawful for Access Persons, Investment Personnel and Fund Officers to use any information concerning a security held or to be acquired by a Fund, or their ability to influence any investment decisions, for personal gain or in a manner detrimental to the interests of a Fund. In addition, they shall not, directly or indirectly:

         (i) employ any device, scheme or artifice to defraud a Fund or engage in any manipulative practice with respect to a Fund;
         (ii) make to a Fund, any untrue statement of a material fact or omit to state to a Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading; or
         (iii) engage in any act, practice, or course of business which operates or would operate as a fraud or deceit upon a Fund.


         (B) BLACKOUT PERIOD. Access Persons and Investment Personnel shall not purchase or sell a Covered Security in an account over which they have direct or indirect influence or control on a day during which they know or should have known a Fund has a pending "buy" or "sell" order in that same security until that order is executed or withdrawn.


         (C) ADDITIONAL INVESTMENT PERSONNEL BLACKOUT PERIOD. No Investment Personnel shall purchase or sell a Covered Security within five calendar days before or two calendar days after a Fund for which the Investment Personnel makes or participates in making a recommendation trades in that security. Any profits realized on trades within this proscribed period shall be disgorged. This blackout period does not apply to money market mutual funds which are advised by FIA.

         (D) FUND OFFICER PROHIBITION. No Fund Officer shall directly or indirectly seek to obtain information (other than that necessary to accomplish the functions of the office) from any Fund portfolio manager regarding (i) the status of any pending securities transaction for a Fund or (ii) the merits of any securities transaction contemplated by the Fund Officer.


         (E) BLACKOUT PERIOD EXCLUSIONS AND DEFINITIONS. The following transactions shall not be prohibited by this Code and are not subject to the limitations of Sections 3(b) and (c):


         (i) purchases or sales over which you have no direct or indirect influence or control (for this purpose, you are deemed to have direct or indirect influence or control over the accounts of a spouse, minor children and relatives residing in your home);
         (ii) purchases which are part of an automatic dividend reinvestment plan;
         (iii)    purchases or sales which are non-volitional on your part; and

         (iv) purchases effected upon the exercise of rights issued by an issuer pro rata to all holders of a class of its securities, to the extent such rights were acquired from such issuer.

         Your trading shall be exempt from the  limitations of Sections 3(b) and
(c) provided that (i) the market capitalization of a particular security exceeds $1 billion and (ii) pending orders of FIA do not exceed two percent of the daily average trading volume of the security for the prior 15 days.


         For purposes of Sections 3(b) and (c), and subject to Section 3(g) below, the (i) common stock and any fixed income security of an issuer shall not be deemed to be the same security and (ii) non-convertible preferred stock of an issuer shall be deemed to be the same security as the fixed income securities of that issuer; and (iii) convertible preferred stock shall be deemed to be the same security as both the common stock and fixed income securities of that issuer.

         (F) REQUIREMENT FOR PRECLEARANCE. Investment Personnel must obtain prior written approval from the designated Review Officer before:

          (i) directly or indirectly acquiring securities in an initial public offering for which no public market in the same or similar securities of the issue has previously existed; and
          (ii) directly or indirectly acquiring securities in a private placement. In determining whether to preclear the transaction, the Review Officer designated under Section 5 shall consider, among other factors, whether the investment opportunity should be reserved for a Fund, and whether such opportunity is being offered to the Investment Personnel by virtue of their position with the Fund.


         Any Investment Personnel of a Fund who has taken a personal position through a private placement will be under an affirmative obligation to disclose that position in writing to the Review Officer if they play a material role in the Fund's subsequent investment decision regarding the same issuer; this separate disclosure must be made even though the Investment Personnel has previously disclosed the ownership of the privately placed security in compliance with the preclearance requirements of this section. Once disclosure is given, an independent review of the Fund's investment decision will be made.


         (G) OTHER PROHIBITED TRANSACTIONS. Access Persons, Investment Personnel and Fund Officers shall not:


          (i)  induce or cause a Fund to take action or to fail to take  action, for personal benefit rather than for the benefit of the Fund;
          (ii) accept  anything  other  than of DE  MINIMIS  value or any  other preferential treatment from any broker-dealer or other entity with which a Fund does business;
          (iii)establish  or  maintain  an account at a  broker-dealer,  bank or other entity through which securities transactions may be effected without written notice to the designated Review Officer prior to establishing such an account;

          (iv) use knowledge of portfolio transactions of a Fund for your personal benefit or the personal benefit of others;
          (v) violate the anti-fraud provisions of the federal or state securities laws;
          (vi) serve on the boards of directors of publicly traded companies, absent prior authorization based upon a determination by the Review Officer that the board service would be consistent with the interests of the Fund and its shareholders.


         (H) UNDUE INFLUENCE. Access Persons, Investment Personnel and Fund Officers shall not cause or attempt to cause any Fund to purchase, sell or hold any security in a manner calculated to create any personal benefit to you. You shall not recommend any securities transactions for a Fund without having disclosed (through reports in accordance with Section 4, preclearance in accordance with Section 3(f), or otherwise) your interest, if any, in such securities or the issuer thereof, including, without limitation, (i) your beneficial ownership of any securities of such issuer, (ii) any position with such issuer or its affiliates and (iii) any present or proposed business relationship between you (or any party in which you have a significant interest) and such issuer or its affiliates.

         (I) CORPORATE OPPORTUNITIES. Access Persons, Investment Personnel and Fund Officers shall not take personal advantage of any opportunity properly belonging to a Fund.

         (J) CONFIDENTIALITY. Except as required in the normal course of carrying out their business responsibilities, Access Persons, Investment Personnel and Fund Officers shall not reveal information relating to the investment intentions or activities of any Fund, or securities that are being considered for purchase or sale on behalf of any Fund.


4.       REPORTING REQUIREMENTS

         (A) REPORTING. Access Persons, Investment Personnel and Fund Officers must report the information described in this Section with respect to transactions in any Covered Security in which they have, or by reason of such transaction acquire, any direct or indirect beneficial ownership. They must report to the designated Review Officer unless they are otherwise required by a Fund, pursuant to a Code of Ethics adopted by the Fund, to report to the Fund or another person.

         (B) EXCLUSIONS FROM REPORTING. Purchases or sales in Covered Securities in an account in which you have no direct or indirect influence or control are not subject to the reporting requirements of this Section.

         (C) INITIAL HOLDING REPORTS. No later than ten (10) days after you become subject to this Code as set forth in Section 2, you must report the following information:

         (i) the title, number of shares and principal amount of each Covered Security (whether or not publicly traded) in which you have any direct or indirect beneficial ownership as of the date you became subject to this Code;

         (ii) the name of any broker, dealer or bank with whom you maintained an account in which any securities were held for your direct or indirect benefit as of the date you became subject to this Code; and
         (iii)    the date that the report is submitted.

         (D) QUARTERLY TRANSACTION REPORTS. No later than ten (10) days after the end of a calendar quarter, you must report the following information:

          (i) with respect to any transaction during the quarter in a Covered Security (whether or not publicly traded) in which you have, or by reason of such transaction acquired, any direct or indirect beneficial ownership:

               (1) the date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Covered Security involved;
               (2) the nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);
               (3) the price of the Covered Security at which the transaction was effected;
               (4) the name of the broker, dealer or bank with or through which the transaction was effected; and
               (5)  the date that the report is submitted.

          (ii) with respect to any account established by you in which any Covered Securities (whether or not publicly traded) were held during the quarter for your direct or indirect benefit:

                  (1) the name of the broker, dealer or bank with whom you established the account;
                  (2)      the date the account was established; and
                  (3)      the date that the report is submitted.

         (E) ANNUAL HOLDINGS REPORTS. Annually, you must report the following information (which information must be current as of a date no more than thirty
(30) days before the report is submitted):

          (i) the title, number of shares and principal amount of each Covered Security (whether or not publicly traded) in which you had any direct or indirect beneficial ownership;
          (ii) the name of any broker, dealer or bank with whom you maintain an account in which any securities are held for your direct or indirect benefit; and
          (iii) the date that the report is submitted.

         (F) CERTIFICATION OF COMPLIANCE. You are required to certify annually (in the form of Attachment A) that you have read and understood the Code and recognize that you are subject to the Code. Further, you are required to certify annually that you have complied with all the requirements of the Code and you have disclosed or reported all personal securities transactions pursuant to the requirements of the Code.

         (G)  ALTERNATIVE  REPORTING.  The  submission to the Review  Officer of duplicate broker trade confirmations and statements on all securities transactions shall satisfy the reporting requirements of Section 4. The annual holdings report may be satisfied by confirming annually, in writing, the accuracy of the records maintained by the Review Officer and recording the date of the confirmation.

         (H) REPORT QUALIFICATION. Any report may contain a statement that the report shall not be construed as an admission by the person making the report that he or she has any direct or indirect beneficial ownership in the Covered Securities to which the report relates.

         (I) ACCOUNT OPENING PROCEDURES. You shall provide written notice to the Review Officer prior to opening any account with any entity through which a Covered Securities transaction may be effected. In addition,you will promptly:

         (i) provide full access to a Fund, its agents and attorneys to any and all records and documents which a Fund considers relevant to any securities transactions or other matters subject to the Code;
         (ii) cooperate with a Fund, or its agents and attorneys, in investigating any securities transactions or other matter subject to the Code;
         (iii) provide a Fund, its agents and attorneys with an explanation (in writing if requested) of the facts and circumstances surrounding any securities transaction or other matter subject to the Code; and
         (iv) promptly notify the Review Officer or such other individual as a Fund may direct, in writing, from time to time, of any incident of noncompliance with the Code by anyone subject to this Code.

5.       REVIEW OFFICER

         (A) DUTIES OF REVIEW OFFICER. The Chief Compliance Officer of Forum has been appointed by the Director of FIA and FFS as the Review Officer to:

         (i) review all securities transaction and holdings reports and shall maintain the names of persons responsible for reviewing these reports;
         (ii) identify all persons subject to this Code who are required to make these reports and promptly inform each person of the requirements of this Code;
         (iii) compare, on a quarterly basis, all Covered Securities transactions with each Fund's completed portfolio transactions to determine whether a Code violation may have occurred;
         (iv) maintain a signed acknowledgment by each person who is then subject to this Code, in the form of Attachment A; and
         (v) identify persons who are Investment Personnel of the Fund and inform those persons of their requirements to obtain prior written approval from the Review Officer prior to directly or indirectly acquiring ownership of a security in any private placement or initial public offering.
         (vi) exempt any Fund Officer from provisions of this Code if the person is subject to similar requirements of a Fund's Code of Ethics.

         (B) POTENTIAL TRADE CONFLICT. When there appears to be a transaction that conflicts with the Code, the Review Officer shall request a written explanation of the person's transaction. If after post-trade review, it is determined that there has been a violation of the Code, a report will be made by the designated Review Officer with a recommendation of appropriate action to the Director of FIA and FFS and a Fund's Board of Trustees (or Directors).

         (C) REQUIRED RECORDS. The Review Officer shall maintain and cause to be maintained:

         (i) a copy of any code of ethics adopted by Forum which has been in effect during the previous five (5) years in an easily accessible place;
         (ii) a record of any violation of any code of ethics, and of any action taken as a result of such violation, in an easily accessible place for at least five (5) years after the end of the fiscal year in which the violation occurs;
         (iii) a copy of each report made by anyone subject to this Code as required by Section 4 for at least five (5) years after the end of the fiscal year in which the report is made, the first two (2) years in an easily accessible place;
         (iv) a list of all persons who are, or within the past five years have been, required to make reports or who were responsible for reviewing these reports pursuant to any code of ethics adopted by Forum, in an easily accessible place;
         (v) a copy of each written report and certification required pursuant to Section 5(e) of this Code for at least five (5) years after the end of the fiscal year in which it is made, the first two (2) years in an easily accessible place; and
         (vi) a record of any decision, and the reasons supporting the decision, approving the acquisition by Investment Personnel of securities under Section 3(f) of this Code, for at least five
                  (5) years after the end of the fiscal year in which the approval is granted.

         (D) POST-TRADE REVIEW PROCESS. Following receipt of trade confirms and statements, transactions will be screened for the following:

         (i)      SAME  DAY  TRADES:   transactions   by  Access  Persons  and
                  Investment Personnel occurring on the same day as the purchase or sale of the same security by a Fund for which they are an Access Person or Investment Personnel.
         (ii) PORTFOLIO MANAGER TRADES: transactions by Investment Personnel within five calendar days before and two calendar days after a Fund, for which the Investment Personnel makes or participates in making a recommendation, trades in that security.

         (iii) FRAUDULENT CONDUCT: transaction by Access Persons, Investment Personnel and Fund Officers which, within the most recent 15 days, is or has been held by a Fund or is being or has been considered by a Fund or FIA for purchase by a Fund.
         (iv) OTHER ACTIVITIES: transactions which may give the appearance that an Access Person, Investment Personnel or Fund Officer has executed transactions not in accordance with this Code.

         (E) SUBMISSION TO FUND BOARD. The Review Officer shall annually prepare a written report to the Board of Trustees (or Directors) of a Fund listed in Appendix B that

         (i) describes any issues under this Code or its procedures since the last report to the Trustees, including, but not limited to, information about material violations of the code or procedures and sanctions imposed in response to the material violations; and

         (ii) certifies that the Fund has adopted procedures reasonably necessary to prevent Access Persons, Investment Personnel and Fund Officers from violating this code.

                              FORUM CODE OF ETHICS
                                   APPENDIX A
                                   DEFINITIONS

(a)      Access Person:

         (i)(1) of FIA means each director or officer of FIA, any employee or agent of FIA, or any company in a control relationship to FIA who, in connection with the person's regular functions or duties, makes, participates in or obtains information regarding the purchase or sale of Covered Securities by a Fund advised by FIA, or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

         (i)(2) any natural person in a control relationship to FIA who obtains information concerning recommendations made to a Fund by FIA with regard to the purchase or sale of Covered Securities by the Fund;

         (ii) of FFS means each director or officer of FFS who in the ordinary course of business makes, participates in or obtains information regarding the purchase or sale of Covered Securities for a Fund or whose functions or duties as part of the ordinary course of business relate to the making of any recommendation to a Fund regarding the purchase or sale of Covered Securities.

(b)  Act means the Investment Company Act of 1940, as amended.

(c) Beneficial Owner shall have the meaning as that set forth in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended, except that the determination of direct or indirect beneficial ownership shall apply to all Covered Securities which an Access Person owns or acquires. A beneficial owner of a security is any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares a direct or indirect pecuniary interest (the opportunity, directly or indirectly, to profit or share in any profit derived from a transaction in the subject securities) in a security.

     Indirect pecuniary interest in a security includes securities held by a person's immediate family sharing the same household. Immediate family means any child, stepchild, grandchild, parent, stepparent, grandparent, spouse, sibling, mother-in-law, father-in-law, son-in-law, daughter-in-law, brother-in-law, or sister-in-law (including adoptive relationships).

(d) Control means the power to exercise a controlling influence over the management or policies of a company, unless this power is solely the result of an official position with the company. Ownership of 25% or more of a company's outstanding voting securities is presumed to give the holder thereof control over the company. This presumption may be rebutted by the Review Officer based upon the facts and circumstances of a given situation.

(e)      Covered Security means any security except:

         (i)      direct obligations of the Government of the United States;
         (ii)     bankers' acceptances and bank certificates of deposits;
         (iii) commercial paper and debt instruments with a maturity at issuance of less than 366 days and that are rated in one of the two highest rating categories by a nationally recognized statistical rating organization;
         (iv)     repurchase agreements covering any of the foregoing; and
         (v)      shares of registered open-end investment companies.

(f) Fund Officer means any employee of Forum or of a company commonly controlled with Forum who is an officer or director/trustee of a Fund.

(h)      Investment Personnel means

         (i) any employee of FIA who, in connection with his or her regular functions or duties, makes or participates in making recommendations regarding the purchase or sale of securities by a Fund managed by FIA; and

         (ii) any individual who controls FIA or a Fund for which FIA is an investment adviser and who obtains information concerning recommendations made to the Fund regarding the purchase or sale of securities by the Fund.

(i) Purchase or sale includes, among other things, the writing of an option to purchase or sell.

(j)      Security held or to be acquired by the Fund means

         (i) any Covered Security which, within the most recent 15 days (x) is or has been held by the applicable Fund or (y) is being or has been considered by the applicable Fund or its investment adviser for purchase by the applicable Fund; and

         (ii) and any option to purchase or sell, and any security convertible into or exchangeable for, a Covered Security.

                                               FORUM CODE OF ETHICS
                                                    APPENDIX B
                                              LIST OF ACCESS PERSONS
                                            (as amended March 20, 2000)

------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
             FIA                  AP       IP              AS OF DATE                    FUND                 END DATE
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Berthy, Les C.                    X         X     September 1, 1989                       FF
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Burns, John                       X         X     July 1, 1999                          FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Fischer, Anthony R.               X         X     January 1, 1998                         CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Goldstein, David I.               X               June 1, 1997                          FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Kaplan, Mark D.                   X         X     March 20, 1996                        FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Keffer, John Y.                   X               September 1, 1989                     FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Stillings, Dawn Marie             X         X     January 1, 1998                       FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Hirsch, Ron                       X               November 1, 1999                      FF/CTD
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
             FFS                  AP       IP              AS OF DATE                    FUND                 END DATE
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Goldstein, David I.               X               September 1, 1991                       All
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Keffer, John Y.                   X               June 9, 1986                            All
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Hirsch, Ron                       X               November 1, 1999                        All
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------

        FUND OFFICERS             AP       IP              AS OF DATE            OFFICER OR TRUSTEE OF        END DATE
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Barrett, Stephen J.                               September 28, 1998                CT, TC, ML, SS
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Goldstein, David I.                               October 16, 1992                      CT, FF
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Hirsch, Ron                                       October 28, 1999                  SS, TC, CT, ML
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Hong, Stacey E.                                   May 19, 1998                          CT, FF
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Kaplan, Mark D.                                   June 14, 1996                           FF
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Keffer, John Y.                                   October 16, 1992                  CT, FF, SS, TC
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Klenk, Leslie K.                                  May 19, 1998                            FF
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Riggle, D. Blaine                                 March 9, 1998                     CT, ML, SS, TC
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Sheehan, Thomas G.                                July 26, 1994                         CT, ML
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------
Taylor, Dawn                                      January 28, 1999                        SS
------------------------------ --------- -------- ----------------------------- ------------------------ --------------------

AP = Access Person;  IP = Investment Personnel
FF = Forum Funds; CTD = Core Trust (Delaware); CT = Cutler Trust; TC = True Crossing; Memorial = ML; SS = Sound Shore

                                      FORUM
                                 CODE OF ETHICS

                                  ATTACHMENT A
                                 ACKNOWLEDGMENT


I understand that I am subject to Forum's Code of Ethics. I have read and I understand the Forum Code of Ethics, as adopted by Forum Investment Advisors, LLC and Forum Fund Services, LLC as amended January 17, 2000 and will comply with it in all respects. In addition, I certify that I have complied with the requirements of the Code of Ethics and I have disclosed or reported all personal securities transactions required to be disclosed or reported pursuant to the requirements of the Code.




                       Signature                          Date



                     Printed Name

THIS  FORM  MUST  BE  COMPLETED   AND  RETURNED  TO  FORUM'S COMPLIANCE
DEPARTMENT:

                               COMPLIANCE MANAGER
                              FORUM FINANCIAL GROUP
                               TWO PORTLAND SQUARE
                               PORTLAND, ME 04101